united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

17605 Wright Street, Omaha, Nebraska, 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

Vertical Capital Income Fund
Cusip: 92535C104
VCAPX

Semi-Annual Report
March 31, 2017

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

May 30, 2017

Dear Shareholder,

We are pleased to report a successful mid-year update for Vertical Capital Income Fund (the “Fund”). Consistent with our primary investment objective to seek current income, the Fund once again paid continuous monthly dividends of approximately $0.18 per share from current earnings for the six-month period ended March 31, 2017. In addition, a special distribution of approximately $0.10 per share was paid in December 2016 as a result of net capital gains realized on loan sales and early loan payoffs during the last fiscal year ending September 30, 2016. For the six-month period ended March 31, 2017, the Fund produced a total return (load waived) of 2.62%, compared to one of its key benchmarks, the Barclays Capital Mortgage Backed Securities Index, which reported a total return of -1.51%. Including the maximum load, the Fund’s total return was -2.1%. Since inception, the Fund has produced an annualized total return of 9.32%. By contrast, the SEC Yield, as of March 31, 2017, totaled 2.25%.

Update on Fund Strategy and Economic Outlook

During the last six months, the obvious theme in markets has been a focus on policies proposed by the new presidential administration. While predicting which of those policies ultimately become law, and the corresponding impact, is difficult, markets have generally reacted favorably. There has been some economic data to support positive momentum. The economy continued to grow at a slow but steady pace with job growth in the first two months of 2017 outpacing 2016’s monthly average. The unemployment rate dropped from 4.9% in September 2016 to 4.4% in April 2017, overall a generally positive sign. On the other hand, concerns about inflation continue as the 10-year treasury rate increased approximately 50bps during the last six months. Most experts expect the Fed to raise rates at least two times during 2017.

Part of the increase in inflation is the result of increases in housing costs for those renting. Prior to the recession, the homeownership rate in the U.S. increased to almost 70%, a record high. Financial difficulties forced many to give up their homes and seek housing in rental apartments. For a number of years now demand for apartments has outpaced supply, allowing landlords to increase rents at a compounding rate. These higher rents coupled with somewhat stronger employment and consumer confidence numbers has caused many to consider homeownership again. In addition, many first-time buyers, who were shut out of the housing market, are now also looking to purchase as they now meet qualification standards. The result has been a shifting affordability dynamic, with many homebuyers finding it difficult, if not impossible depending on geographic location, to find suitable housing options at accessible prices. Thus far, this has not translated into slowing home sales or mortgage origination. Although 2017 mortgage originations are estimated at $1.6 trillion, lower than the $1.9 trillion in 2016, which is due almost entirely due to a reduction in refinancing that hit a high last year when rates dipped.

Against this financial backdrop, we have continued to source ample discounted whole loan deal flow through our growing network of seller relationships. We’re participating in more segments

14675 Dallas Parkway, Suite 600 | Dallas, Texas 75254 | 866.655.3600
provasicapital.com

of the market than ever before and building out what we believe is a well-diversified whole loan portfolio that exposes shareholders to long- and short-term maturities, fixed- and floating-rate structures, as well as broad degrees of credit, geographic and loan seasoning variables. We see no shortage of opportunities and will continue to employ our disciplined process of sourcing, underwriting and pricing loans that results in attractive risk-adjusted acquisitions.

Fund Results of Operations and Liquidity

From a portfolio performance standpoint, we’re very pleased with the results as of March 31, 2017. Several key metrics, such as loan-to-value, adjusted loan-to-value, coupon rate, effective coupon rate and credit scores are at the best levels we’ve seen since the Fund’s inception. A measure of performance that we’re especially focused on because of its direct impact on our ability to generate stable, competitive dividends is payment status (or default rate). Due to opportunistic asset sales and diligent pursuit of loss mitigation strategies with our struggling borrowers, we can report that the portfolio is at the highest rates of payment performance since the Fund’s inception.

The Fund’s balance sheet is also in good financial condition. We continue to employ a zero or low leverage strategy, using the Fund’s line of credit primarily to bridge transactions and manage liquidity. The Fund is in a strong net working capital position and maintains cash reserves for contingencies. The Fund continues to raise new capital and provide liquidity to shareholders through its quarterly tender program.

The market continues to provide us with abundant buying opportunities throughout the residential whole loan market. We look forward to pursuing those opportunities with the capital you’ve entrusted to us and continuing to deliver on the objectives of the Fund.

Regards,

Robert J. Chapman
Chairman of the Board of Trustees and Co-Portfolio Manager

David Aisner
Co-Portfolio Manager

Past performance is neither indicative nor a guarantee of future results. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until 1/31/18, to ensure that the net annual Fund operating expenses will not exceed 1.85% (excluding Acquired Fund Fees and Expenses), subject to possible recoupment from the Fund in future years. Results shown reflect the Fund’s expense ratio, without which the results could have been lower. Without these waivers, the Fund’s total annual operating expenses would be 2.85%, and returns would have been lower. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please go to provasicapital.com or call 866.655.3600.

This material contains forward-looking statements relating to the business and financial outlook of Vertical Capital Income Fund that are based on our current expectations, estimates, forecasts and projections and are not guarantees of future performance. There is no assurance that the Fund will achieve its investment objective. Actual results may differ materially from those expressed in these forward-looking statements, and you should not place undue reliance on any such statements. A number of important factors could cause actual results to differ materially from the forward-looking statements contained in this material.

Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. The Fund will not invest in real estate directly, but, because the Fund will invest the majority of its assets in securities secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

6753-NLD-5/26/2017

Vertical Capital Income Fund
PERFORMANCE (Unaudited)
Since Inception through March 31, 2017*

The Fund’s performance figures for the period ended March 31, 2017, compared to its benchmark:

	Six			Since
	Months	One Year	Three Years	Inception*
The Vertical Capital Income Fund	2.62%	5.91%	9.83%	9.32%
The Vertical Capital Income Fund with load	(2.01)%	1.14%	8.15%	8.36%
Barclays Capital Mortgage Backed Securities Index	(1.51)%	0.17%	2.69%	2.05%

*	The Fund commenced operations on December 30, 2011. The performance of the Fund is based on average annual returns.

The Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of securities backed by mortgage pools of Ginnie Mae,Freddie Mac and Fannie Mae. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, is 2.74% per the March 28, 2017 Prospectus. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end,please call 1-866-277-VCIF.

PORTFOLIO COMPOSITION** (Unaudited)

Mortgage Notes	99.9%
Other Investments	0.1%
100.0%

* *Based on Investments at Value as of March 31, 2017.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 97.6%
$119,046	LOAN ID 200003	Fixed	7.250%	9/1/2035	$108,977
260,468	Loan ID 200004	Fixed	7.990%	10/1/2036	273,491
68,271	Loan ID 200006	ARM	8.000%	1/1/2036	71,685
50,669	Loan ID 200008	ARM	4.250%	3/28/2035	40,086
50,988	Loan ID 200012	ARM	9.875%	7/1/2037	49,637
56,381	Loan ID 200013	Fixed	5.250%	9/1/2040	52,936
39,158	Loan ID 200016	ARM	10.375%	1/1/2031	41,116
52,558	Loan ID 200018	Fixed	7.000%	1/1/2033	53,507
60,541	Loan ID 200019	Fixed	7.000%	12/1/2036	63,568
100,265	Loan ID 200023	Fixed	5.875%	12/1/2050	79,416
131,224	Loan ID 200025	ARM	4.000%	3/1/2034	136,760
205,980	Loan ID 200026	Interest Only	4.750%	1/1/2050	135,544
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	222,507
216,232	Loan ID 200029	Fixed	6.310%	7/1/2037	161,096
335,942	Loan ID 200032	Fixed	3.130%	1/1/2051	303,761
558,200	Loan ID 200035	Fixed	4.625%	11/1/2050	509,872
66,010	Loan ID 200036	Fixed	7.940%	1/12/2034	69,310
163,202	Loan ID 200037	Fixed	7.800%	5/1/2035	171,362
120,216	Loan ID 200041	Fixed	4.875%	8/1/2039	125,684
41,246	Loan ID 200042	Fixed	7.000%	12/1/2037	43,308
62,473	Loan ID 200043	Fixed	6.125%	7/1/2039	65,596
119,887	Loan ID 200045	Fixed	5.625%	12/1/2038	125,882
36,941	Loan ID 200046	Fixed	8.000%	7/1/2027	38,788
52,753	Loan ID 200048	Fixed	5.500%	8/1/2039	55,391
156,936	Loan ID 200052	Fixed	5.125%	5/1/2040	164,783
55,634	Loan ID 200054	Fixed	8.250%	3/1/2039	58,416
83,139	Loan ID 200055	Fixed	10.000%	1/5/2036	87,296
127,883	Loan ID 200057	ARM	3.500%	10/1/2036	119,364
58,836	Loan ID 200059	Fixed	6.000%	8/1/2039	53,619
34,619	Loan ID 200060	Fixed	5.750%	8/1/2039	36,350
25,917	Loan ID 200065	ARM	7.750%	1/1/2037	27,213
219,102	Loan ID 200072	Fixed	0.000%	2/1/2051	221,635
159,579	Loan ID 200073	Fixed	0.000%	2/1/2026	161,282
151,810	Loan ID 200074	Fixed	0.000%	2/1/2031	153,420
202,963	Loan ID 200075	Fixed	4.250%	2/1/2042	205,529
169,660	Loan ID 200076	Fixed	4.250%	12/1/2041	140,382
31,539	Loan ID 200078	Fixed	7.000%	8/1/2036	30,379
134,341	Loan ID 200079	Fixed	4.000%	8/1/2049	39,648
136,271	Loan ID 200081	Fixed	2.000%	9/1/2037	41,881
67,699	Loan ID 200082	Fixed	8.250%	4/1/2040	60,349
185,779	Loan ID 200084	Fixed	7.000%	3/1/2039	157,806
196,976	Loan ID 200086	Fixed	4.000%	11/1/2050	126,528
223,528	Loan ID 200087	Fixed	6.000%	3/1/2051	179,376
122,986	Loan ID 200088	Fixed	7.000%	6/1/2039	104,285
266,937	Loan ID 200089	Fixed	2.000%	3/1/2052	190,100
274,095	Loan ID 200090	Fixed	3.000%	11/1/2036	63,208

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$283,129	Loan ID 200091	Fixed	3.000%	11/1/2051	$207,010
255,791	Loan ID 200092	Fixed	4.375%	5/1/2036	163,018
133,700	Loan ID 200093	Fixed	5.000%	2/1/2038	138,957
234,518	Loan ID 200094	ARM	3.625%	9/1/2037	187,289
375,279	Loan ID 200100	Fixed	5.000%	7/1/2037	350,697
73,839	Loan ID 200102	Fixed	8.250%	3/1/2040	66,004
184,410	Loan ID 200105	Fixed	4.000%	12/1/2050	81,554
154,553	Loan ID 200106	Fixed	3.000%	2/1/2052	66,346
439,815	Loan ID 200107	Fixed	2.000%	7/1/2052	210,523
184,311	Loan ID 200108	Fixed	3.000%	6/1/2047	131,826
112,394	Loan ID 200110	Fixed	8.250%	8/1/2039	112,185
124,724	Loan ID 200114	Fixed	3.000%	10/1/2051	72,958
403,882	Loan ID 200115	Fixed	3.000%	11/1/2051	126,523
146,675	Loan ID 200116	Fixed	7.125%	3/1/2039	141,417
403,218	Loan ID 200125	Fixed	3.000%	5/1/2051	200,934
125,145	Loan ID 200126	Fixed	8.250%	8/1/2039	125,029
141,983	Loan ID 200127	Fixed	5.000%	8/1/2039	50,995
72,571	Loan ID 200128	Fixed	4.000%	7/1/2037	40,131
458,704	Loan ID 200129	Fixed	4.625%	3/1/2052	323,271
33,176	Loan ID 200131	Fixed	3.875%	11/1/2027	32,782
183,356	Loan ID 200134	Fixed	3.750%	12/1/2042	180,162
122,845	Loan ID 200135	Fixed	4.375%	12/1/2042	124,635
223,554	Loan ID 200136	Fixed	2.875%	10/1/2027	203,109
126,215	Loan ID 200137	Fixed	4.500%	9/1/2042	128,452
44,093	Loan ID 200139	Fixed	4.625%	5/1/2027	45,420
78,769	Loan ID 200141	Fixed	4.250%	2/1/2042	79,713
126,454	Loan ID 200143	Fixed	3.000%	2/1/2037	118,364
389,055	Loan ID 200145	Fixed	3.000%	8/1/2051	249,655
100,089	Loan ID 200152	ARM	4.125%	9/1/2037	102,741
122,981	Loan ID 200157	Fixed	3.750%	1/1/2043	122,981
156,082	Loan ID 200158	Fixed	3.625%	12/1/2042	133,376
126,301	Loan ID 200160	Fixed	3.250%	2/1/2043	118,574
464,293	Loan ID 200161	Fixed	3.875%	11/1/2041	460,291
223,701	Loan ID 200162	Fixed	3.875%	7/1/2042	221,356
197,179	Loan ID 200165	Fixed	4.375%	12/1/2041	200,440
115,723	Loan ID 200166	Fixed	4.000%	2/1/2032	115,253
121,178	Loan ID 200168	Fixed	3.750%	10/1/2042	117,994
23,844	Loan ID 200169	Fixed	6.923%	9/1/2034	25,036
140,443	Loan ID 200172	Fixed	7.250%	2/1/2037	146,103
90,941	Loan ID 200174	Fixed	7.340%	4/1/2037	95,488
52,778	Loan ID 200175	Fixed	9.600%	5/1/2037	54,291
51,161	Loan ID 200177	Fixed	8.000%	1/11/2022	53,719
15,322	Loan ID 200179	Fixed	7.250%	7/27/2019	16,088
111,548	Loan ID 200181	Fixed	7.500%	6/1/2041	115,127
73,865	Loan ID 200184	Fixed	4.375%	12/1/2042	74,837
28,171	Loan ID 200185	Fixed	5.375%	6/1/2042	29,580

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$53,728	Loan ID 200186	Fixed	5.125%	8/1/2042	56,390
150,389	Loan ID 200188	Fixed	3.875%	2/1/2043	148,587
334,552	Loan ID 200190	Fixed	3.625%	11/1/2042	325,785
130,047	Loan ID 200191	Fixed	4.125%	11/1/2042	130,867
164,280	Loan ID 200194	Fixed	4.750%	9/1/2041	170,966
265,612	Loan ID 200195	Fixed	3.875%	3/1/2042	262,903
100,486	Loan ID 200196	Fixed	4.500%	1/1/2043	102,385
39,153	Loan ID 200197	Fixed	4.750%	11/1/2042	40,268
40,997	Loan ID 200198	Fixed	5.250%	10/1/2042	43,047
288,196	Loan ID 200199	Fixed	4.000%	9/1/2042	286,622
245,416	Loan ID 200200	Fixed	3.875%	9/1/2042	213,359
54,116	Loan ID 200201	Fixed	5.125%	8/1/2041	56,821
59,141	Loan ID 200202	Fixed	4.375%	12/1/2042	60,084
23,836	Loan ID 200206	Fixed	3.990%	12/1/2042	23,634
48,889	Loan ID 200208	Fixed	4.250%	1/1/2043	49,203
205,775	Loan ID 200209	Fixed	3.875%	8/1/2042	203,852
134,513	Loan ID 200212	Fixed	3.875%	2/1/2042	113,952
283,222	Loan ID 200213	Fixed	4.125%	1/1/2038	245,821
56,774	Loan ID 200214	Fixed	5.750%	7/1/2039	59,613
115,191	Loan ID 200216	Fixed	5.750%	9/1/2039	111,903
145,141	Loan ID 200217	Fixed	5.250%	7/1/2040	152,398
74,921	Loan ID 200218	Fixed	4.250%	12/1/2041	66,033
199,881	Loan ID 200219	Fixed	4.250%	4/1/2043	202,006
214,858	Loan ID 200220	Fixed	3.875%	5/1/2043	182,739
164,816	Loan ID 200221	Fixed	4.250%	4/1/2043	164,867
208,708	Loan ID 200224	Fixed	4.000%	7/1/2043	208,501
82,290	Loan ID 200226	Fixed	5.250%	7/1/2041	82,290
51,064	Loan ID 200228	Fixed	4.625%	8/1/2042	52,352
162,373	Loan ID 200229	Fixed	3.750%	7/1/2042	157,266
146,574	Loan ID 200230	Fixed	3.500%	2/1/2043	138,918
130,880	Loan ID 200231	Fixed	3.625%	12/1/2042	111,880
68,855	Loan ID 200232	Fixed	3.875%	8/1/2042	68,202
134,873	Loan ID 200233	Fixed	2.990%	11/1/2027	123,963
93,521	Loan ID 200235	Fixed	3.750%	12/1/2042	91,643
310,105	Loan ID 200238	ARM	4.500%	7/1/2035	292,923
118,980	Loan ID 200243	Fixed	3.750%	4/1/2043	115,787
27,977	Loan ID 200244	Fixed	5.000%	5/1/2042	28,996
202,707	Loan ID 200245	Fixed	3.875%	3/1/2043	200,378
91,657	Loan ID 200286	Fixed	4.500%	7/1/2043	93,823
100,875	Loan ID 200287	Fixed	4.375%	7/1/2043	102,325
338,572	Loan ID 200288	Fixed	4.375%	11/1/2041	345,020
344,906	Loan ID 200289	Fixed	5.500%	9/1/2043	362,152
290,974	Loan ID 200290	Fixed	4.250%	4/1/2043	294,333
256,467	Loan ID 200295	Fixed	3.875%	6/1/2043	252,892
206,776	Loan ID 200296	Fixed	3.250%	2/1/2043	194,063
179,014	Loan ID 200297	Fixed	3.375%	10/1/2042	170,258

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$195,181	Loan ID 200299	Fixed	3.625%	10/1/2042	$189,517
118,694	Loan ID 200300	Fixed	8.400%	10/20/2037	124,628
109,739	Loan ID 200302	Fixed	9.875%	10/1/2035	115,226
140,091	Loan ID 200304	Fixed	7.250%	10/1/2033	147,096
720,640	Loan ID 200306	Fixed	4.870%	5/1/2049	745,196
48,042	Loan ID 200307	Fixed	6.500%	7/1/2031	48,042
208,738	Loan ID 200309	Fixed	3.000%	12/1/2048	181,867
133,361	Loan ID 200312	Fixed	9.000%	4/1/2039	108,533
43,481	Loan ID 200313	Fixed	8.500%	3/1/2028	45,655
304,983	Loan ID 200315	ARM	3.875%	6/1/2037	262,890
73,426	Loan ID 200317	Fixed	7.000%	9/1/2032	77,097
292,252	Loan ID 200318	Fixed	6.500%	10/1/2036	294,771
552,040	Loan ID 200325	Fixed	6.000%	5/1/2042	215,157
76,901	Loan ID 200326	Fixed	8.375%	10/1/2036	80,746
148,806	Loan ID 200327	Fixed	6.790%	10/26/2036	156,246
251,855	Loan ID 200330	Fixed	7.000%	8/1/2037	260,143
101,792	Loan ID 200332	Fixed	5.775%	10/1/2037	106,881
90,715	Loan ID 200334	Fixed	7.000%	1/1/2033	95,251
271,477	Loan ID 200335	Fixed	2.000%	11/1/2052	146,864
119,413	Loan ID 200336	Fixed	7.000%	12/1/2042	38,747
44,613	Loan ID 200337	Fixed	7.000%	10/1/2034	46,843
52,269	Loan ID 200338	ARM	10.500%	8/1/2029	54,883
157,831	Loan ID 200339	Fixed	2.000%	10/1/2033	140,613
33,973	Loan ID 200340	Fixed	7.000%	3/1/2030	35,672
290,379	Loan ID 200341	Fixed	7.000%	8/1/2035	196,660
62,502	Loan ID 200348	Fixed	6.500%	7/1/2038	62,520
238,384	Loan ID 200349	Fixed	7.000%	1/1/2037	150,833
56,854	Loan ID 200350	Fixed	7.500%	3/1/2029	59,697
78,745	Loan ID 200352	Fixed	7.000%	8/1/2030	82,682
42,439	Loan ID 200355	ARM	8.750%	7/1/2032	44,295
129,527	Loan ID 200358	Fixed	4.000%	4/1/2025	120,812
70,642	Loan ID 200361	Fixed	7.500%	1/1/2034	74,174
110,084	Loan ID 200362	Fixed	5.000%	6/1/2045	57,940
66,223	Loan ID 200366	Fixed	6.250%	1/1/2033	66,223
177,664	Loan ID 200368	Fixed	4.500%	4/1/2036	182,761
260,831	Loan ID 200369	Fixed	6.000%	4/1/2044	273,872
61,017	Loan ID 200373	Fixed	7.000%	12/1/2036	51,744
73,820	Loan ID 200374	ARM	7.000%	5/1/2034	73,820
75,242	Loan ID 200377	ARM	3.500%	10/1/2036	69,095
230,348	Loan ID 200378	Fixed	5.500%	5/1/2045	206,100
184,594	Loan ID 200380	Fixed	4.220%	4/1/2049	164,598
290,712	Loan ID 200381	Fixed	4.780%	6/1/2037	243,688
389,406	Loan ID 200383	Fixed	5.030%	12/1/2046	372,327
294,722	Loan ID 200384	Fixed	5.000%	11/1/2047	237,170
145,411	Loan ID 200385	Fixed	8.250%	1/1/2040	152,682
221,309	Loan ID 200386	Fixed	8.000%	3/1/2041	159,116

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$74,275	Loan ID 200387	Fixed	4.000%	6/1/2039	$64,351
120,918	Loan ID 200389	Fixed	4.820%	9/1/2047	111,493
200,382	Loan ID 200390	Fixed	4.780%	4/16/2047	170,157
174,101	Loan ID 200391	Fixed	4.000%	1/13/2035	135,890
66,636	Loan ID 200392	Fixed	10.000%	6/5/2034	66,098
103,709	Loan ID 200393	Fixed	5.070%	8/1/2037	84,021
128,130	Loan ID 200394	Fixed	7.150%	8/1/2037	132,847
79,949	Loan ID 200395	Fixed	4.860%	4/1/2047	67,247
72,702	Loan ID 200396	Fixed	10.000%	2/1/2036	76,337
106,932	Loan ID 200397	ARM	5.375%	9/1/2037	112,071
135,042	Loan ID 200398	Fixed	4.800%	4/1/2037	113,446
78,010	Loan ID 200399	Fixed	4.980%	6/1/2037	67,276
51,681	Loan ID 200403	Fixed	8.300%	10/15/2032	54,265
57,042	Loan ID 200404	Fixed	8.100%	5/1/2037	59,894
97,651	Loan ID 200405	Fixed	4.870%	12/1/2035	89,712
116,448	Loan ID 200406	Fixed	4.875%	10/1/2051	121,808
233,898	Loan ID 200407	Fixed	6.500%	4/1/2042	237,940
200,397	Loan ID 200408	Fixed	6.000%	4/1/2039	184,727
345,601	Loan ID 200409	Fixed	6.000%	4/1/2049	145,508
105,649	Loan ID 200411	Fixed	8.275%	6/1/2037	110,932
309,545	Loan ID 200412	Fixed	5.500%	6/1/2045	182,850
182,569	Loan ID 200416	Fixed	4.670%	8/1/2053	154,291
70,428	Loan ID 200417	Fixed	7.000%	5/1/2035	73,949
55,758	Loan ID 200418	Fixed	4.000%	6/1/2035	54,653
162,227	Loan ID 200419	Fixed	4.000%	12/19/2035	158,916
165,586	Loan ID 200420	Fixed	4.225%	4/10/2038	147,012
76,098	Loan ID 200421	Fixed	7.710%	8/1/2037	78,868
135,837	Loan ID 200422	Fixed	3.830%	8/1/2053	106,587
128,854	Loan ID 200423	Fixed	4.500%	6/1/2043	131,499
109,813	Loan ID 200424	Fixed	4.000%	9/1/2028	109,108
250,010	Loan ID 200427	Fixed	3.625%	3/1/2043	243,158
224,552	Loan ID 200430	Fixed	3.625%	7/1/2043	217,390
187,944	Loan ID 200431	Fixed	4.625%	7/1/2043	193,968
305,772	Loan ID 200432	Fixed	4.875%	5/1/2043	316,548
128,718	Loan ID 200433	Fixed	4.250%	8/1/2043	130,178
159,907	Loan ID 200434	Fixed	5.250%	10/1/2043	167,903
198,855	Loan ID 200435	Fixed	4.625%	11/1/2052	187,664
212,496	Loan ID 200436	Fixed	3.750%	4/1/2043	207,539
44,186	Loan ID 200439	Fixed	5.000%	8/1/2041	42,162
193,892	Loan ID 200441	Fixed	6.000%	4/1/2045	154,346
270,410	Loan ID 200443	Fixed	3.000%	7/1/2049	192,725
255,520	Loan ID 200444	Fixed	4.380%	11/1/2038	175,333
160,315	Loan ID 200445	Fixed	5.250%	2/1/2039	168,331
50,224	Loan ID 200447	Fixed	5.875%	11/4/2034	52,735
79,125	Loan ID 200448	Interest Only	5.750%	5/1/2042	51,333
125,759	Loan ID 200449	Fixed	5.000%	7/1/2041	123,528

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$358,793	Loan ID 200451	Fixed	6.250%	7/1/2038	$376,733
132,632	Loan ID 200452	Fixed	3.000%	11/1/2041	96,235
16,043	Loan ID 200453	ARM	6.250%	3/1/2026	16,845
238,119	Loan ID 200456	Fixed	2.000%	11/1/2038	206,465
207,885	Loan ID 200457	Fixed	5.750%	12/10/2030	218,280
188,893	Loan ID 200460	Fixed	7.000%	7/1/2041	198,338
383,231	Loan ID 200462	Fixed	6.000%	7/1/2045	352,809
244,368	Loan ID 200465	Fixed	6.500%	7/1/2037	230,173
104,476	Loan ID 200468	Fixed	5.625%	12/1/2044	44,529
128,600	Loan ID 200469	Fixed	6.500%	7/1/2037	106,347
291,111	Loan ID 200473	Fixed	4.000%	12/1/2042	151,111
242,097	Loan ID 200474	Fixed	5.750%	11/1/2050	254,202
168,400	Loan ID 200475	Fixed	5.450%	7/1/2049	176,820
191,507	Loan ID 200476	Fixed	6.000%	9/1/2050	201,082
205,019	Loan ID 200477	Fixed	4.125%	12/1/2028	204,538
109,645	Loan ID 200482	Fixed	4.375%	11/1/2028	111,759
103,000	Loan ID 200483	Fixed	4.375%	11/1/2028	104,903
74,690	Loan ID 200485	Fixed	4.125%	2/1/2043	75,090
248,227	Loan ID 200486	Fixed	3.500%	1/1/2043	238,587
158,652	Loan ID 200488	Fixed	4.250%	1/1/2044	158,054
114,218	Loan ID 200489	Fixed	4.000%	3/1/2043	111,838
76,363	Loan ID 200490	Fixed	4.000%	11/1/2028	75,898
206,743	Loan ID 200491	Fixed	5.500%	10/1/2039	206,743
120,924	Loan ID 200492	Fixed	4.000%	1/1/2043	120,387
276,283	Loan ID 200494	Fixed	4.625%	10/1/2043	285,104
200,518	Loan ID 200496	Fixed	3.875%	2/1/2043	197,870
321,521	Loan ID 200497	Fixed	3.250%	4/1/2043	302,118
270,462	Loan ID 200499	Fixed	4.250%	1/1/2043	271,909
216,305	Loan ID 200500	Fixed	5.875%	2/1/2037	227,121
149,076	Loan ID 200501	Fixed	7.250%	12/1/2037	156,530
191,223	Loan ID 200502	Fixed	5.000%	5/1/2052	81,970
381,730	Loan ID 200504	Fixed	3.375%	3/1/2043	362,187
73,594	Loan ID 200507	Fixed	4.500%	9/1/2042	75,288
243,962	Loan ID 200508	Fixed	2.000%	10/1/2040	191,904
331,244	Loan ID 200514	Fixed	3.000%	4/1/2047	309,897
99,190	Loan ID 200515	Fixed	8.250%	2/1/2039	104,150
102,930	Loan ID 200517	Fixed	8.000%	5/1/2039	102,059
202,495	Loan ID 200518	Fixed	3.000%	12/1/2050	186,368
313,481	Loan ID 200519	Fixed	3.000%	11/1/2049	294,929
67,470	Loan ID 200520	Fixed	3.260%	7/1/2053	50,947
118,622	Loan ID 200524	Fixed	3.500%	6/1/2043	114,220
282,700	Loan ID 200525	Fixed	3.250%	12/1/2042	264,540
111,072	Loan ID 200527	Fixed	4.500%	12/1/2043	113,895
136,331	Loan ID 200528	Fixed	4.375%	2/1/2044	138,051
394,696	Loan ID 200529	Fixed	4.625%	2/1/2044	405,724
173,778	Loan ID 200531	Fixed	4.625%	11/1/2043	178,050

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$111,122	Loan ID 200532	Fixed	3.250%	7/1/2043	$104,038
58,188	Loan ID 200536	Fixed	3.750%	10/1/2042	36,133
117,706	Loan ID 200537	Fixed	4.500%	3/1/2042	106,090
91,950	Loan ID 200538	Fixed	4.750%	1/1/2043	94,487
83,895	Loan ID 200540	Fixed	3.875%	2/1/2043	82,849
56,327	Loan ID 200545	Fixed	4.375%	2/1/2029	57,198
121,427	Loan ID 200546	Fixed	5.375%	12/1/2043	127,499
168,531	Loan ID 200548	Fixed	5.250%	2/1/2044	176,957
113,755	Loan ID 200550	Fixed	3.750%	3/1/2043	111,263
219,033	Loan ID 200555	Fixed	4.375%	1/1/2044	223,710
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	225,571
137,700	Loan ID 200564	Fixed	4.875%	5/1/2039	144,065
536,303	Loan ID 200565	Interest Only	4.000%	6/1/2037	510,612
131,261	Loan ID 200567	Fixed	3.375%	5/1/2043	124,738
99,008	Loan ID 200569	Fixed	5.125%	2/1/2044	103,609
425,337	Loan ID 200570	Fixed	3.625%	6/1/2043	412,637
135,871	Loan ID 200571	Fixed	4.500%	7/1/2043	138,734
164,865	Loan ID 200572	Fixed	4.375%	3/1/2044	167,932
95,560	Loan ID 200573	Fixed	3.750%	9/1/2042	93,437
129,903	Loan ID 200574	Fixed	4.875%	1/1/2044	135,410
165,161	Loan ID 200577	Fixed	3.125%	4/1/2028	153,468
183,052	Loan ID 200578	Fixed	4.750%	8/1/2040	190,711
48,398	Loan ID 200579	Fixed	4.875%	5/1/2042	49,118
173,876	Loan ID 200580	Fixed	4.125%	11/1/2041	172,766
38,472	Loan ID 200581	Fixed	4.750%	9/1/2042	38,813
371,108	Loan ID 200582	Fixed	4.000%	11/1/2042	318,628
83,768	Loan ID 200583	Fixed	3.625%	9/1/2027	81,404
346,949	Loan ID 200584	Fixed	3.375%	4/1/2043	277,146
169,851	Loan ID 200585	Fixed	4.000%	6/1/2046	149,304
325,888	Loan ID 200586	Fixed	3.500%	1/1/2043	313,514
250,738	Loan ID 200588	Fixed	3.750%	5/1/2042	246,459
61,058	Loan ID 200590	Fixed	4.125%	7/1/2042	56,513
100,713	Loan ID 200591	Fixed	4.875%	3/1/2043	104,538
97,932	Loan ID 200592	Fixed	4.375%	6/1/2042	99,640
66,838	Loan ID 200593	Fixed	3.875%	6/1/2042	66,004
226,587	Loan ID 200594	Fixed	4.250%	4/1/2043	229,718
38,755	Loan ID 200597	Fixed	5.625%	2/1/2044	40,693
135,220	Loan ID 200598	Fixed	4.625%	2/1/2044	138,790
119,780	Loan ID 200599	Fixed	4.125%	2/1/2043	119,944
195,423	Loan ID 200600	Fixed	4.625%	4/1/2044	201,797
183,751	Loan ID 200602	Fixed	3.750%	3/1/2043	180,228
46,046	Loan ID 200603	Fixed	4.125%	6/1/2043	45,914
73,119	Loan ID 200604	Fixed	3.500%	1/1/2043	70,286
140,338	Loan ID 200605	Fixed	4.875%	11/1/2043	111,169
127,592	Loan ID 200606	Fixed	3.625%	12/1/2042	124,242
212,075	Loan ID 200607	Fixed	2.875%	11/1/2027	193,593

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$135,253	Loan ID 200608	Fixed	4.125%	11/1/2043	$120,800
55,683	Loan ID 200611	Fixed	4.625%	5/1/2043	57,281
125,457	Loan ID 200612	Fixed	4.500%	2/1/2043	128,597
204,077	Loan ID 200613	Fixed	3.369%	1/1/2043	194,281
101,570	Loan ID 200615	Fixed	4.250%	8/1/2043	102,600
337,987	Loan ID 200616	Fixed	4.875%	2/1/2044	351,427
128,420	Loan ID 200618	Fixed	4.375%	5/1/2042	130,879
228,273	Loan ID 200620	Fixed	4.250%	10/1/2043	227,296
131,564	Loan ID 200621	Fixed	3.625%	1/1/2043	126,914
73,167	Loan ID 200623	Fixed	4.375%	12/1/2042	74,172
253,415	Loan ID 200624	Fixed	4.125%	4/1/2043	254,164
116,164	Loan ID 200626	Fixed	4.500%	10/1/2043	105,887
131,285	Loan ID 200627	Fixed	4.250%	10/1/2043	132,828
74,253	Loan ID 200628	Fixed	3.250%	2/1/2028	69,677
153,436	Loan ID 200629	Fixed	4.375%	9/1/2043	153,676
165,175	Loan ID 200630	Fixed	5.250%	9/1/2043	173,434
289,538	Loan ID 200631	Fixed	3.250%	6/1/2043	272,466
342,599	Loan ID 200632	Fixed	5.250%	5/1/2044	358,782
223,970	Loan ID 200633	Fixed	5.125%	5/1/2044	233,499
230,723	Loan ID 200634	Fixed	4.375%	1/1/2044	234,684
102,136	Loan ID 200635	Fixed	3.750%	5/1/2029	98,923
194,899	Loan ID 200636	Fixed	3.750%	2/1/2053	196,022
186,662	Loan ID 200638	Fixed	3.875%	3/1/2043	142,245
144,875	Loan ID 200642	Fixed	5.000%	3/1/2044	135,486
167,831	Loan ID 200644	Fixed	4.750%	3/1/2044	174,126
117,390	Loan ID 200645	Fixed	5.000%	4/1/2044	122,298
117,075	Loan ID 200647	Fixed	4.250%	1/1/2044	118,482
153,179	Loan ID 200648	Fixed	4.750%	3/1/2044	159,262
141,675	Loan ID 200649	Fixed	4.375%	3/1/2044	143,771
129,051	Loan ID 200650	Fixed	4.875%	5/1/2044	119,312
261,019	Loan ID 200651	Fixed	3.625%	7/1/2043	252,520
351,099	Loan ID 200653	Fixed	4.000%	4/1/2053	351,861
139,595	Loan ID 200655	Fixed	3.375%	5/1/2043	132,486
151,008	Loan ID 200656	Fixed	6.875%	7/1/2037	127,092
145,175	Loan ID 200657	Fixed	4.875%	8/1/2051	151,831
284,491	Loan ID 200659	Fixed	4.000%	3/1/2053	201,591
180,811	Loan ID 200660	Fixed	5.875%	3/1/2038	189,852
210,942	Loan ID 200662	Fixed	5.000%	3/1/2044	219,564
68,669	Loan ID 200663	Fixed	4.750%	5/1/2044	71,155
299,984	Loan ID 200668	Fixed	3.625%	4/1/2043	292,109
154,820	Loan ID 200669	Fixed	5.250%	4/1/2044	161,577
61,986	Loan ID 200670	Fixed	4.375%	2/1/2029	62,986
236,438	Loan ID 200671	Fixed	4.625%	8/1/2043	242,323
156,964	Loan ID 200672	Fixed	3.750%	7/1/2043	150,715
308,561	Loan ID 200674	Fixed	4.500%	5/1/2044	310,727
270,907	Loan ID 200675	Fixed	5.125%	4/1/2044	282,997

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$119,448	Loan ID 200677	Fixed	3.625%	5/1/2028	$115,863
463,875	Loan ID 200678	Fixed	4.375%	2/1/2044	471,227
253,801	Loan ID 200679	Fixed	5.000%	4/1/2044	187,262
189,323	Loan ID 200682	Fixed	4.875%	5/1/2044	174,368
125,908	Loan ID 200684	Fixed	4.875%	4/1/2044	131,328
229,264	Loan ID 200685	Fixed	4.875%	5/1/2044	237,439
183,609	Loan ID 200688	Fixed	4.250%	3/1/2053	105,297
133,999	Loan ID 200689	Fixed	4.375%	12/1/2043	117,302
224,240	Loan ID 200690	Fixed	4.250%	4/1/2044	227,255
285,718	Loan ID 200691	Fixed	4.500%	5/1/2044	293,560
243,249	Loan ID 200692	Fixed	4.625%	7/1/2044	249,476
106,596	Loan ID 200694	Fixed	4.500%	9/1/2043	108,919
48,246	Loan ID 200696	Fixed	3.750%	10/1/2042	47,404
135,327	Loan ID 200697	Fixed	4.500%	1/1/2044	123,367
186,919	Loan ID 200699	Fixed	4.125%	7/1/2044	186,441
93,343	Loan ID 200700	Fixed	4.250%	2/1/2044	94,083
167,022	Loan ID 200701	Fixed	4.750%	6/1/2044	172,679
96,652	Loan ID 200704	Fixed	4.375%	3/1/2043	97,786
102,712	Loan ID 200706	Fixed	4.990%	6/1/2044	106,593
132,135	Loan ID 200708	Fixed	4.875%	2/1/2044	137,970
51,045	Loan ID 200709	Fixed	4.375%	4/1/2043	51,869
115,109	Loan ID 200710	Fixed	4.500%	7/1/2044	117,571
115,399	Loan ID 200711	Fixed	3.750%	7/1/2043	110,743
215,182	Loan ID 200712	Fixed	3.875%	2/1/2044	187,585
601,515	Loan ID 200714	Fixed	4.175%	11/1/2036	491,213
211,079	Loan ID 200716	ARM	3.638%	8/1/2037	178,531
141,566	Loan ID 200720	ARM	3.500%	4/1/2042	95,872
184,708	Loan ID 200721	Fixed	3.000%	8/1/2037	131,975
149,428	Loan ID 200726	Fixed	4.125%	9/1/2037	65,427
169,773	Loan ID 200727	Fixed	2.625%	7/1/2037	154,500
446,642	Loan ID 200730	ARM	3.375%	9/1/2036	416,788
197,356	Loan ID 200732	Fixed	4.125%	9/1/2027	196,440
230,370	Loan ID 200733	Fixed	3.750%	12/1/2042	226,157
242,301	Loan ID 200734	ARM	3.375%	4/1/2044	246,118
101,804	Loan ID 200735	Fixed	4.500%	6/1/2044	104,149
144,301	Loan ID 200736	Fixed	4.750%	5/1/2044	131,538
131,498	Loan ID 200740	Fixed	4.875%	6/1/2044	136,407
177,254	Loan ID 200742	Fixed	4.250%	4/1/2043	166,837
192,118	Loan ID 200744	Fixed	3.625%	6/1/2043	186,257
122,650	Loan ID 200745	Fixed	3.250%	6/1/2043	115,310
332,089	Loan ID 200747	Fixed	4.125%	5/1/2043	332,803
450,720	Loan ID 200748	Fixed	4.750%	12/1/2043	465,876
153,766	Loan ID 200749	Fixed	4.750%	9/1/2043	159,704
243,043	Loan ID 200750	Fixed	4.750%	5/1/2044	252,659
59,871	Loan ID 200753	Fixed	5.250%	5/1/2044	61,357
223,927	Loan ID 200754	Fixed	4.750%	8/1/2044	232,069

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$55,692	Loan ID 200755	Fixed	4.250%	6/1/2043	$56,311
190,133	Loan ID 200756	Fixed	4.875%	11/1/2043	170,625
126,712	Loan ID 200759	Fixed	3.750%	6/1/2043	124,393
172,850	Loan ID 200760	Fixed	3.750%	6/1/2043	169,393
302,871	Loan ID 200762	Fixed	3.875%	5/1/2042	257,878
153,875	Loan ID 200763	Fixed	4.250%	11/1/2043	152,821
204,878	Loan ID 200765	Fixed	4.875%	11/1/2043	211,779
493,851	Loan ID 200766	Fixed	3.625%	12/1/2042	480,730
175,445	Loan ID 200771	Fixed	4.500%	4/1/2043	175,445
247,125	Loan ID 200772	Fixed	3.750%	3/1/2043	242,742
57,973	Loan ID 200773	Fixed	3.750%	10/1/2043	42,556
205,818	Loan ID 200774	Fixed	3.875%	7/1/2043	203,408
44,625	Loan ID 200775	Fixed	4.250%	4/1/2043	44,965
81,507	Loan ID 200776	Fixed	4.250%	3/1/2044	82,053
53,645	Loan ID 200777	Fixed	4.750%	6/1/2044	47,928
143,115	Loan ID 200779	Fixed	4.625%	8/1/2044	146,225
167,805	Loan ID 200781	Fixed	4.625%	9/1/2044	170,608
140,463	Loan ID 200783	Fixed	4.750%	9/1/2044	145,342
114,729	Loan ID 200785	Fixed	4.500%	8/1/2044	117,412
227,364	Loan ID 200786	Fixed	4.625%	7/1/2044	211,960
43,218	Loan ID 200787	Fixed	4.750%	9/1/2044	44,019
186,956	Loan ID 200788	Fixed	3.625%	12/1/2028	179,837
130,492	Loan ID 200789	Fixed	3.750%	9/1/2044	125,790
151,502	Loan ID 200790	Fixed	4.250%	8/1/2044	153,550
203,484	Loan ID 200791	Fixed	4.875%	6/1/2044	210,097
360,011	Loan ID 200792	Fixed	3.375%	1/1/2043	202,731
368,982	Loan ID 200793	Fixed	3.000%	10/1/2051	144,504
93,633	Loan ID 200795	Fixed	6.750%	8/1/2036	93,079
71,404	Loan ID 200796	Fixed	3.170%	12/1/2053	46,254
416,850	Loan ID 200797	Fixed	4.000%	6/1/2052	335,482
59,350	Loan ID 200799	Fixed	4.000%	2/5/2053	55,848
64,893	Loan ID 200800	Fixed	4.000%	1/1/2053	57,444
356,878	Loan ID 200803	Fixed	3.250%	11/1/2050	204,803
154,224	Loan ID 200805	Fixed	4.000%	7/1/2050	102,815
158,245	Loan ID 200806	Fixed	5.000%	8/1/2049	96,635
58,076	Loan ID 200808	Fixed	4.000%	11/1/2050	20,569
116,405	Loan ID 200809	Fixed	4.000%	4/1/2050	57,816
75,329	Loan ID 200810	Fixed	5.000%	1/1/2050	51,027
110,239	Loan ID 200811	Fixed	4.000%	4/1/2050	68,607
271,925	Loan ID 200813	Fixed	2.000%	12/1/2049	104,353
240,524	Loan ID 200814	Fixed	8.250%	7/1/2039	252,550
312,685	Loan ID 200815	Fixed	2.000%	3/1/2053	169,814
281,154	Loan ID 200817	Fixed	5.000%	1/1/2050	190,981
54,005	Loan ID 200818	Fixed	3.490%	8/1/2051	41,234
133,443	Loan ID 200820	Fixed	4.000%	7/1/2044	133,085
209,077	Loan ID 200821	Fixed	4.250%	8/1/2044	211,578

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$81,521	Loan ID 200823	Fixed	4.250%	9/1/2044	$82,485
221,615	Loan ID 200824	Fixed	4.250%	8/1/2044	198,127
106,279	Loan ID 200826	Fixed	4.375%	9/1/2044	107,156
186,037	Loan ID 200827	Fixed	3.875%	6/1/2044	179,796
234,626	Loan ID 200828	Fixed	4.375%	7/1/2044	211,765
238,968	Loan ID 200829	Fixed	4.375%	7/1/2043	243,102
208,522	Loan ID 200830	ARM	2.875%	7/1/2044	192,406
77,164	Loan ID 200831	Fixed	4.250%	10/1/2044	77,535
341,069	Loan ID 200832	Fixed	4.250%	10/1/2044	337,983
356,639	Loan ID 200833	Fixed	4.250%	1/1/2043	360,669
160,509	Loan ID 200834	Fixed	4.125%	7/1/2043	161,201
328,454	Loan ID 200835	Fixed	5.000%	8/1/2043	343,590
183,427	Loan ID 200838	Fixed	3.750%	8/1/2044	178,300
234,695	Loan ID 200839	Fixed	5.000%	5/1/2044	244,911
181,304	Loan ID 200842	Fixed	4.250%	8/1/2044	182,396
358,763	Loan ID 200843	Fixed	4.750%	10/1/2043	369,573
303,588	Loan ID 200844	Fixed	4.500%	7/1/2043	310,624
203,914	Loan ID 200846	Fixed	4.375%	11/1/2043	186,113
182,206	Loan ID 200847	Fixed	4.750%	10/1/2044	188,537
178,109	Loan ID 200848	Fixed	2.000%	6/1/2051	128,308
614,211	Loan ID 200852	Fixed	2.868%	2/1/2053	533,189
111,608	Loan ID 200853	Fixed	4.818%	4/1/2037	102,883
104,690	Loan ID 200854	Fixed	2.500%	4/1/2053	90,491
225,293	Loan ID 200855	ARM	3.988%	7/1/2037	183,148
206,406	Loan ID 200856	Fixed	6.000%	6/1/2042	87,736
265,755	Loan ID 200858	Fixed	2.000%	1/1/2053	206,372
245,032	Loan ID 200859	Fixed	2.170%	12/1/2052	118,720
166,464	Loan ID 200860	Fixed	2.000%	3/1/2052	111,925
426,779	Loan ID 200861	Fixed	2.000%	6/1/2054	372,121
251,602	Loan ID 200863	Fixed	2.000%	7/1/2052	166,302
262,737	Loan ID 200864	Fixed	4.000%	1/1/2037	170,408
266,764	Loan ID 200866	Fixed	2.000%	5/1/2053	231,515
113,329	Loan ID 200867	Fixed	2.370%	9/1/2053	99,146
199,764	Loan ID 200873	Fixed	3.525%	11/1/2053	151,908
567,140	Loan ID 200875	Fixed	2.000%	5/1/2054	452,517
198,833	Loan ID 200876	ARM	3.500%	5/1/2035	203,602
390,415	Loan ID 200877	Fixed	4.750%	9/1/2042	321,780
135,907	Loan ID 200878	Fixed	4.000%	7/1/2050	110,201
191,111	Loan ID 200880	Fixed	4.250%	6/1/2043	193,363
83,009	Loan ID 200883	Fixed	3.375%	5/1/2028	78,711
173,821	Loan ID 200885	Fixed	4.875%	10/1/2044	180,100
95,395	Loan ID 200886	Fixed	4.250%	10/1/2044	96,317
252,506	Loan ID 200887	Fixed	4.750%	9/1/2044	260,683
236,765	Loan ID 200888	Fixed	4.500%	9/1/2044	237,919
134,474	Loan ID 200890	Fixed	4.375%	11/1/2044	117,174
206,974	Loan ID 200891	Fixed	4.250%	10/1/2044	207,636

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$254,880	Loan ID 200892	Fixed	3.750%	9/1/2043	$178,559
222,721	Loan ID 200893	Fixed	5.000%	11/1/2043	232,291
98,136	Loan ID 200894	Fixed	5.000%	10/1/2043	102,342
225,449	Loan ID 200895	Fixed	3.875%	11/1/2043	222,989
195,032	Loan ID 200897	Fixed	4.750%	10/1/2044	142,708
372,902	Loan ID 200900	Fixed	4.375%	9/1/2044	375,889
660,621	Loan ID 200902	Fixed	4.250%	9/1/2044	669,315
251,108	Loan ID 200904	Fixed	5.125%	9/1/2044	259,318
402,032	Loan ID 200905	Fixed	5.375%	9/1/2044	419,905
311,263	Loan ID 200906	Fixed	4.875%	2/1/2035	325,563
354,520	Loan ID 200907	ARM	3.664%	8/1/2047	349,849
105,976	Loan ID 200908	Fixed	4.000%	6/1/2049	106,604
115,780	Loan ID 200909	Fixed	4.870%	3/1/2046	106,838
203,362	Loan ID 200910	Fixed	3.300%	4/1/2053	121,329
723,314	Loan ID 200912	Interest Only	4.500%	3/1/2037	654,904
59,662	Loan ID 200913	Fixed	4.250%	5/1/2047	30,554
152,389	Loan ID 200914	Fixed	2.875%	12/1/2047	106,251
94,611	Loan ID 200916	Fixed	4.000%	10/1/2037	91,685
160,001	Loan ID 200917	Fixed	4.875%	1/1/2051	167,477
546,958	Loan ID 200919	Fixed	3.000%	8/1/2045	453,429
97,907	Loan ID 200921	ARM	3.875%	7/1/2051	102,022
424,283	Loan ID 200922	Fixed	3.340%	9/1/2053	416,780
429,219	Loan ID 200923	Fixed	4.875%	12/1/2036	449,210
509,772	Loan ID 200924	Fixed	5.500%	9/1/2051	535,261
327,557	Loan ID 200927	Fixed	3.000%	8/1/2038	309,809
123,207	Loan ID 200928	Fixed	4.800%	12/1/2036	128,335
162,551	Loan ID 200929	Fixed	4.625%	1/1/2043	167,109
241,702	Loan ID 200930	Fixed	4.000%	12/1/2050	183,689
390,340	Loan ID 200931	Fixed	4.250%	12/1/2052	348,072
304,671	Loan ID 200933	Fixed	4.250%	3/1/2043	308,020
115,468	Loan ID 200934	Fixed	3.810%	1/1/2043	113,553
179,443	Loan ID 200935	Fixed	3.875%	4/1/2043	177,529
196,489	Loan ID 200936	Fixed	4.000%	5/1/2042	195,955
174,922	Loan ID 200938	Fixed	4.125%	4/1/2043	174,439
122,720	Loan ID 200939	Fixed	4.170%	5/1/2042	123,980
200,802	Loan ID 200940	Fixed	3.250%	2/1/2043	188,601
117,179	Loan ID 200941	Fixed	3.780%	1/1/2043	115,069
281,753	Loan ID 200942	Fixed	4.000%	4/1/2043	280,703
104,920	Loan ID 200944	Fixed	4.500%	2/1/2044	106,147
142,316	Loan ID 200945	Fixed	5.125%	4/1/2044	148,451
290,885	Loan ID 200947	Fixed	4.000%	2/1/2043	289,526
130,440	Loan ID 200948	Fixed	4.625%	12/1/2042	133,585
283,963	Loan ID 200949	Fixed	3.875%	4/1/2043	280,905
183,576	Loan ID 200952	Fixed	3.875%	1/1/2043	181,358
118,770	Loan ID 200953	Fixed	3.750%	12/1/2042	115,934
382,403	Loan ID 200954	Fixed	3.625%	1/1/2043	371,269

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$333,051	Loan ID 200955	Fixed	3.250%	5/1/2043	$313,256
264,290	Loan ID 200956	Fixed	5.000%	8/1/2051	277,504
97,153	Loan ID 200958	Fixed	3.875%	6/1/2043	95,825
422,610	Loan ID 200959	Fixed	4.000%	11/1/2042	421,918
378,981	Loan ID 200960	Fixed	3.500%	1/1/2043	363,606
180,212	Loan ID 200961	Fixed	4.750%	6/1/2043	186,460
208,434	Loan ID 200962	Fixed	4.250%	10/1/2044	210,315
119,101	Loan ID 200963	Fixed	4.750%	9/1/2044	120,741
356,944	Loan ID 200964	Fixed	3.750%	7/1/2043	349,805
147,500	Loan ID 200966	Fixed	4.875%	7/1/2044	138,462
95,776	Loan ID 200968	Fixed	4.250%	11/1/2044	81,755
365,553	Loan ID 200969	Fixed	4.875%	8/1/2043	379,513
155,443	Loan ID 200974	Fixed	4.250%	10/1/2044	156,656
57,702	Loan ID 200975	Fixed	4.750%	12/1/2044	59,694
354,555	Loan ID 200977	Fixed	4.875%	9/1/2044	369,176
209,461	Loan ID 200983	Fixed	4.375%	8/1/2044	212,569
153,981	Loan ID 200984	Fixed	5.000%	10/1/2043	161,193
261,050	Loan ID 200985	Fixed	4.250%	12/1/2044	230,085
154,711	Loan ID 200986	Fixed	4.250%	12/1/2044	162,446
115,270	Loan ID 200987	Fixed	4.625%	10/1/2044	118,235
213,869	Loan ID 200989	Fixed	3.750%	6/1/2029	207,883
287,240	Loan ID 200992	Fixed	4.125%	5/1/2043	288,747
170,324	Loan ID 200993	Fixed	2.004%	7/15/2049	146,893
203,399	Loan ID 200994	Fixed	4.125%	5/1/2053	205,635
56,952	Loan ID 200996	Fixed	2.500%	8/1/2048	38,454
98,591	Loan ID 200997	Fixed	2.000%	3/1/2051	68,268
367,218	Loan ID 200998	Fixed	3.875%	12/1/2050	316,968
73,883	Loan ID 201000	Fixed	5.125%	2/1/2039	70,700
31,285	Loan ID 201002	Fixed	0.000%	10/1/2024	31,651
131,526	Loan ID 201005	Fixed	4.750%	7/1/2041	136,530
43,863	Loan ID 201006	Fixed	6.875%	3/1/2038	43,863
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	87,697
70,717	Loan ID 201009	Fixed	0.000%	4/1/2033	71,757
81,471	Loan ID 201010	Fixed	5.500%	4/1/2039	80,115
21,034	Loan ID 201011	Fixed	0.000%	2/1/2023	21,317
46,733	Loan ID 201012	Fixed	7.500%	12/1/2038	48,192
56,800	Loan ID 201013	Fixed	7.500%	12/1/2038	49,089
91,886	Loan ID 201014	Fixed	0.000%	2/1/2033	93,045
15,124	Loan ID 201015	Fixed	0.000%	3/29/2021	15,361
108,412	Loan ID 201016	Fixed	6.500%	2/1/2036	113,833
25,480	Loan ID 201017	Fixed	0.000%	4/1/2032	25,811
318,698	Loan ID 201018	Fixed	6.750%	6/1/2037	334,633
98,825	Loan ID 201019	ARM	4.875%	2/1/2037	103,766
96,719	Loan ID 201020	Fixed	0.000%	10/1/2034	97,877
105,320	Loan ID 201021	Fixed	6.870%	8/1/2047	110,586
80,577	Loan ID 201022	ARM	3.500%	5/1/2037	63,696

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$144,401	Loan ID 201023	Fixed	6.450%	2/1/2036	$119,274
100,680	Loan ID 201024	Fixed	9.000%	3/1/2037	105,714
81,505	Loan ID 201026	Fixed	7.750%	12/1/2035	51,006
107,383	Loan ID 201027	Fixed	9.538%	3/1/2037	112,752
104,472	Loan ID 201030	Fixed	5.000%	7/1/2042	109,696
142,738	Loan ID 201032	Fixed	4.500%	11/1/2044	141,646
289,025	Loan ID 201033	Fixed	4.125%	12/1/2044	290,523
96,655	Loan ID 201036	Fixed	4.375%	12/1/2044	95,964
69,560	Loan ID 201037	Fixed	8.250%	7/1/2039	73,038
276,650	Loan ID 201040	Fixed	3.000%	11/1/2045	201,455
91,811	Loan ID 201041	Fixed	3.750%	11/1/2052	62,834
118,425	Loan ID 201043	Fixed	4.000%	4/1/2039	118,425
183,997	Loan ID 201044	Fixed	4.870%	3/29/2037	192,485
111,139	Loan ID 201045	Fixed	2.000%	7/1/2037	83,802
265,168	Loan ID 201046	Fixed	2.000%	4/1/2053	208,360
109,563	Loan ID 201047	Fixed	3.000%	4/1/2053	78,617
174,647	Loan ID 201048	Fixed	2.000%	4/1/2052	121,226
273,233	Loan ID 201051	Fixed	3.174%	9/1/2053	219,212
65,901	Loan ID 201053	Fixed	3.860%	7/1/2053	65,575
213,552	Loan ID 201054	Fixed	2.400%	5/17/2050	183,972
596,449	Loan ID 201056	Fixed	2.000%	7/1/2054	526,349
168,982	Loan ID 201057	Fixed	2.000%	1/1/2050	147,945
135,581	Loan ID 201058	Fixed	2.500%	8/1/2037	118,773
135,315	Loan ID 201059	Fixed	2.000%	4/1/2053	117,737
114,826	Loan ID 201060	ARM	3.625%	7/1/2035	85,526
87,441	Loan ID 201061	Fixed	5.000%	3/1/2050	70,733
120,641	Loan ID 201062	Fixed	3.100%	4/1/2047	113,679
125,779	Loan ID 201063	Fixed	4.000%	9/1/2047	109,933
50,852	Loan ID 201064	Fixed	2.000%	12/1/2052	39,929
214,875	Loan ID 201065	Fixed	3.000%	7/1/2037	153,763
232,779	Loan ID 201066	Fixed	4.250%	12/1/2046	236,631
440,119	Loan ID 201067	Fixed	4.750%	1/1/2044	448,240
69,656	Loan ID 201069	Fixed	4.625%	12/1/2044	71,356
623,163	Loan ID 201070	Fixed	4.250%	2/1/2045	628,115
178,458	Loan ID 201071	Fixed	4.625%	11/1/2044	164,291
115,349	Loan ID 201072	Fixed	3.500%	3/1/2028	94,220
47,129	Loan ID 201073	Fixed	3.125%	4/1/2023	43,695
96,680	Loan ID 201075	Fixed	4.375%	10/1/2044	97,838
127,541	Loan ID 201076	Fixed	3.500%	12/1/2042	122,371
136,563	Loan ID 201077	Fixed	3.625%	7/1/2044	116,254
265,160	Loan ID 201081	ARM	3.000%	10/1/2044	271,293
124,466	Loan ID 201082	Fixed	3.875%	12/1/2044	120,321
228,987	Loan ID 201084	Fixed	5.000%	8/1/2038	240,436
148,512	Loan ID 201086	Fixed	4.625%	11/1/2044	138,010
271,418	Loan ID 201089	Fixed	4.000%	8/1/2044	208,230
160,744	Loan ID 201091	Fixed	4.125%	1/1/2045	140,178

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$259,795	Loan ID 201092	Fixed	5.250%	4/1/2046	$272,104
138,051	Loan ID 201093	Fixed	4.125%	9/1/2043	116,735
152,178	Loan ID 201094	Fixed	4.550%	3/1/2044	151,890
235,001	Loan ID 201095	Fixed	3.875%	8/1/2044	228,926
237,510	Loan ID 201097	Fixed	3.990%	1/1/2045	205,899
145,370	Loan ID 201099	Fixed	2.875%	3/1/2030	131,634
98,028	Loan ID 201100	Fixed	4.125%	7/1/2043	98,702
352,964	Loan ID 201101	Fixed	4.625%	3/1/2045	354,465
156,170	Loan ID 201103	ARM	2.875%	5/1/2044	156,812
161,535	Loan ID 201104	Fixed	4.375%	4/1/2045	145,470
296,316	Loan ID 201105	Fixed	4.250%	11/1/2044	299,040
80,303	Loan ID 201107	Fixed	5.150%	2/1/2036	77,431
153,409	Loan ID 201108	Fixed	4.750%	2/1/2054	141,057
533,016	Loan ID 201110	ARM	4.000%	4/1/2037	395,127
161,480	Loan ID 201111	Fixed	4.000%	4/1/2050	80,497
249,952	Loan ID 201112	Fixed	4.750%	8/1/2037	260,216
78,738	Loan ID 201113	Fixed	5.750%	12/1/2052	82,675
110,687	Loan ID 201114	Fixed	8.087%	5/1/2054	116,221
511,745	Loan ID 201115	Fixed	4.000%	2/1/2051	333,444
246,268	Loan ID 201118	Fixed	2.000%	11/1/2054	128,845
128,525	Loan ID 201119	Fixed	4.000%	5/1/2034	124,643
52,863	Loan ID 201120	Fixed	4.500%	4/1/2037	47,757
92,156	Loan ID 201121	Fixed	3.000%	10/1/2037	69,463
86,059	Loan ID 201122	Fixed	4.750%	11/1/2048	79,567
172,668	Loan ID 201123	Fixed	3.000%	7/1/2054	107,802
249,237	Loan ID 201124	Fixed	4.750%	4/1/2040	259,413
436,175	Loan ID 201126	Fixed	6.500%	4/1/2049	439,472
83,970	Loan ID 201127	ARM	5.000%	4/1/2037	71,313
278,128	Loan ID 201128	Fixed	3.000%	10/1/2036	148,145
160,220	Loan ID 201129	Fixed	4.875%	6/1/2051	118,375
121,942	Loan ID 201130	Fixed	4.850%	2/1/2038	126,107
120,176	Loan ID 201131	Fixed	6.353%	5/1/2053	110,099
170,550	Loan ID 201132	Fixed	3.000%	7/1/2037	124,148
153,270	Loan ID 201133	Fixed	2.000%	6/1/2051	107,029
199,039	Loan ID 201134	Fixed	2.000%	10/1/2053	151,904
528,555	Loan ID 201135	Fixed	2.000%	6/1/2051	410,484
522,291	Loan ID 201136	Fixed	2.000%	2/1/2036	434,045
289,758	Loan ID 201137	Fixed	2.000%	12/1/2052	215,107
59,071	Loan ID 201138	Fixed	4.250%	3/1/2034	59,071
162,381	Loan ID 201139	Fixed	2.000%	11/1/2053	128,355
157,344	Loan ID 201140	Fixed	4.870%	1/1/2038	148,814
142,446	Loan ID 201141	Fixed	2.000%	5/1/2052	102,693
447,546	Loan ID 201142	Fixed	2.000%	9/1/2035	332,634
89,730	Loan ID 201143	Fixed	2.000%	11/1/2037	68,390
101,946	Loan ID 201144	Fixed	4.000%	9/1/2045	88,846
228,579	Loan ID 201145	Fixed	4.375%	4/1/2051	210,543

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$132,906	Loan ID 201146	Fixed	4.875%	8/1/2054	$112,674
109,796	Loan ID 201147	Fixed	3.000%	11/1/2051	88,025
97,470	Loan ID 201148	Fixed	3.950%	10/1/2042	87,267
278,877	Loan ID 201149	Fixed	5.719%	6/1/2051	109,371
101,386	Loan ID 201150	Fixed	2.000%	7/1/2037	87,588
475,306	Loan ID 201152	Fixed	2.000%	8/1/2050	377,139
248,884	Loan ID 201153	Fixed	4.000%	6/1/2050	189,904
60,605	Loan ID 201154	ARM	3.625%	11/1/2041	63,072
95,561	Loan ID 201155	Fixed	2.000%	11/1/2053	61,630
64,501	Loan ID 201156	Fixed	4.000%	4/1/2050	42,677
290,631	Loan ID 201157	Fixed	4.000%	3/1/2055	291,446
203,115	Loan ID 201160	Fixed	4.920%	10/1/2049	127,912
295,316	Loan ID 201161	Fixed	3.000%	6/1/2054	175,644
142,338	Loan ID 201162	Fixed	2.125%	12/1/2052	91,992
382,035	Loan ID 201163	Fixed	4.750%	12/1/2049	248,486
165,382	Loan ID 201164	Fixed	4.250%	11/1/2051	168,322
113,237	Loan ID 201165	Fixed	4.750%	1/1/2044	117,262
119,132	Loan ID 201166	Fixed	2.000%	12/1/2054	97,074
434,741	Loan ID 201168	Fixed	2.000%	4/1/2052	332,759
109,210	Loan ID 201169	Fixed	5.934%	9/1/2037	100,107
66,901	Loan ID 201170	Fixed	4.375%	7/1/2037	67,596
69,358	Loan ID 201171	Fixed	2.000%	5/1/2051	37,458
104,262	Loan ID 201172	Fixed	4.000%	6/1/2050	75,958
108,700	Loan ID 201173	Fixed	2.000%	11/1/2047	52,890
147,731	Loan ID 201174	Fixed	4.750%	1/1/2053	152,017
63,783	Loan ID 201175	Fixed	5.000%	9/1/2044	66,972
134,877	Loan ID 201176	Fixed	4.250%	8/1/2053	123,999
265,735	Loan ID 201177	Fixed	2.000%	7/1/2046	216,844
306,654	Loan ID 201178	Fixed	3.193%	6/1/2051	134,720
301,040	Loan ID 201179	Fixed	3.000%	5/1/2051	162,992
416,174	Loan ID 201180	Fixed	2.000%	6/1/2053	328,842
311,672	Loan ID 201181	Fixed	4.500%	4/1/2034	320,819
50,664	Loan ID 201182	Fixed	3.290%	3/1/2034	37,948
134,356	Loan ID 201183	Fixed	2.375%	10/1/2052	105,539
63,639	Loan ID 201184	Fixed	4.000%	6/1/2049	64,012
258,783	Loan ID 201185	Fixed	5.760%	10/1/2053	233,947
81,986	Loan ID 201187	Fixed	2.000%	11/1/2048	43,792
621,805	Loan ID 201188	Fixed	2.000%	8/1/2052	434,598
160,059	Loan ID 201190	Fixed	4.250%	6/1/2051	162,872
212,664	Loan ID 201191	Fixed	3.000%	2/1/2037	206,031
117,572	Loan ID 201192	Fixed	2.000%	2/1/2051	76,922
230,779	Loan ID 201193	Fixed	3.000%	5/1/2051	144,929
326,970	Loan ID 201194	Fixed	2.000%	6/1/2054	249,762
146,375	Loan ID 201195	Fixed	3.500%	5/1/2036	115,441
632,998	Loan ID 201196	Fixed	2.000%	11/1/2036	510,099
176,287	Loan ID 201197	Fixed	5.125%	8/1/2037	165,908

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$336,314	Loan ID 201199	Fixed	5.000%	11/1/2046	$270,911
289,807	Loan ID 201200	Fixed	4.500%	3/1/2044	293,941
292,143	Loan ID 201201	Fixed	4.500%	8/1/2044	298,689
191,955	Loan ID 201202	Fixed	3.750%	8/1/2044	158,421
126,118	Loan ID 201203	Fixed	3.875%	12/1/2044	106,408
455,557	Loan ID 201204	Fixed	3.750%	4/1/2045	442,734
150,070	Loan ID 201205	Fixed	4.625%	1/1/2045	153,484
131,316	Loan ID 201206	Fixed	3.990%	4/1/2045	130,310
422,687	Loan ID 201207	Fixed	4.625%	8/1/2051	382,845
116,204	Loan ID 201208	Fixed	4.625%	4/1/2045	117,948
180,915	Loan ID 201209	Fixed	4.250%	4/1/2045	172,401
173,843	Loan ID 201210	Fixed	3.500%	12/1/2042	144,413
130,649	Loan ID 201211	Fixed	4.125%	7/1/2044	104,425
365,747	Loan ID 201212	Fixed	4.625%	3/1/2045	265,521
200,304	Loan ID 201213	Fixed	4.875%	8/1/2044	201,159
553,317	Loan ID 201214	ARM	2.875%	9/1/2043	499,916
268,902	Loan ID 201216	Fixed	3.500%	2/1/2043	211,195
102,842	Loan ID 201217	Fixed	3.875%	5/1/2045	80,790
127,174	Loan ID 201218	Fixed	4.125%	1/1/2045	110,998
69,130	Loan ID 201219	Fixed	4.000%	7/1/2044	68,753
293,285	Loan ID 201220	Fixed	4.125%	8/1/2045	250,742
66,060	Loan ID 201221	Fixed	3.250%	5/1/2043	69,363
48,455	Loan ID 201222	Fixed	5.125%	1/1/2045	48,745
219,942	Loan ID 201223	Fixed	3.875%	4/1/2030	226,282
251,776	Loan ID 201224	Fixed	4.625%	9/1/2044	259,647
61,296	Loan ID 201226	Fixed	5.000%	3/1/2045	63,333
177,197	Loan ID 201227	Fixed	5.125%	3/1/2045	184,389
92,701	Loan ID 201229	Fixed	3.250%	7/1/2024	92,296
203,062	Loan ID 201230	Fixed	3.875%	3/1/2045	197,032
125,376	Loan ID 201232	Fixed	4.500%	1/1/2045	124,756
260,203	Loan ID 201233	Fixed	4.500%	12/1/2044	233,672
93,020	Loan ID 201235	Fixed	3.750%	7/1/2045	87,475
67,964	Loan ID 201236	Fixed	5.250%	2/1/2044	71,362
237,763	Loan ID 201237	Fixed	3.750%	5/1/2045	231,765
201,266	Loan ID 201238	Fixed	5.125%	12/1/2044	209,955
189,027	Loan ID 201239	Fixed	4.500%	3/1/2045	198,478
159,519	Loan ID 201240	Fixed	4.250%	10/1/2045	162,911
299,214	Loan ID 201241	Fixed	4.375%	7/1/2045	305,123
228,741	Loan ID 201242	Fixed	4.625%	11/1/2044	232,737
112,062	Loan ID 201243	Fixed	4.625%	11/1/2045	113,309
404,321	Loan ID 201244	Fixed	4.500%	6/1/2045	364,917
116,326	Loan ID 201245	Fixed	4.750%	8/1/2044	108,848
188,774	Loan ID 201247	Fixed	4.250%	5/1/2045	143,463
101,854	Loan ID 201248	Fixed	4.875%	7/1/2044	104,674
469,304	Loan ID 201249	Fixed	4.625%	8/1/2045	409,572
63,542	Loan ID 201250	Fixed	4.250%	10/1/2045	63,441

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$132,334	Loan ID 201251	Fixed	4.500%	8/1/2045	$119,644
10,500	Loan ID 201253	ARM	8.750%	3/1/2019	11,025
161,828	Loan ID 201254	ARM	7.625%	9/1/2034	169,919
247,834	Loan ID 201255	ARM	7.750%	6/1/2035	205,857
37,959	Loan ID 201256	ARM	10.500%	10/1/2021	39,857
242,562	Loan ID 201257	Fixed	4.500%	5/1/2044	245,790
92,073	Loan ID 201258	Fixed	4.500%	6/1/2045	72,155
120,065	Loan ID 201259	Fixed	4.625%	1/1/2046	98,360
173,821	Loan ID 201260	Fixed	4.750%	9/1/2045	178,126
101,299	Loan ID 201261	Fixed	4.125%	6/1/2045	100,917
61,225	Loan ID 201262	Fixed	4.200%	1/1/2046	37,687
50,848	Loan ID 201263	Fixed	4.750%	10/1/2045	44,223
188,771	Loan ID 201264	Fixed	5.000%	3/1/2045	171,388
362,279	Loan ID 201265	Fixed	4.750%	6/1/2045	361,832
147,374	Loan ID 201266	Fixed	4.500%	2/1/2046	143,539
189,337	Loan ID 201267	Fixed	4.875%	12/1/2045	188,577
239,797	Loan ID 201268	Fixed	4.250%	6/1/2045	241,271
126,326	Loan ID 201269	Fixed	4.375%	12/1/2045	76,280
154,444	Loan ID 201270	Fixed	4.125%	2/1/2045	150,503
257,737	Loan ID 201271	Fixed	4.500%	6/1/2045	232,583
141,888	Loan ID 201272	Fixed	4.750%	11/1/2044	145,685
244,243	Loan ID 201273	Fixed	4.500%	12/1/2045	239,917
220,940	Loan ID 201274	Fixed	4.125%	10/1/2045	191,901
570,663	Loan ID 201276	Fixed	4.000%	11/1/2045	599,196
195,494	Loan ID 201278	Fixed	3.750%	12/1/2045	157,095
374,884	Loan ID 201280	Fixed	4.500%	4/1/2046	363,396
155,250	Loan ID 201281	Fixed	4.875%	7/1/2044	160,712
130,964	Loan ID 201282	Fixed	5.250%	1/1/2046	133,121
112,397	Loan ID 201283	Fixed	4.250%	11/1/2045	110,412
139,822	Loan ID 201284	Fixed	3.625%	2/1/2029	142,874
34,316	Loan ID 201285	Fixed	4.625%	11/1/2028	35,738
111,637	Loan ID 201286	Fixed	4.375%	12/1/2045	112,130
188,059	Loan ID 201287	Fixed	3.625%	4/1/2046	182,033
125,025	Loan ID 201288	Fixed	4.500%	2/1/2046	111,188
252,078	Loan ID 201288	Fixed	4.750%	7/1/2045	259,612
86,623	Loan ID 201289	Fixed	4.000%	3/1/2045	85,032
307,533	Loan ID 201291	Fixed	5.000%	8/1/2045	307,218
82,495	Loan ID 201292	Fixed	4.500%	5/1/2045	86,619
37,577	Loan ID 201293	Fixed	4.875%	9/1/2045	37,785
127,897	Loan ID 201294	Fixed	4.625%	2/1/2046	111,444
100,463	Loan ID 201295	Fixed	4.500%	12/1/2045	78,157
773,583	Loan ID 201296	Fixed	4.250%	2/1/2046	769,026
346,545	Loan ID 201297	Fixed	4.875%	8/1/2045	358,237
154,756	Loan ID 201298	Fixed	4.250%	8/1/2045	154,789
259,018	Loan ID 201299	Fixed	4.250%	12/1/2045	191,970
199,868	Loan ID 201300	Fixed	4.750%	3/1/2046	196,246

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$74,651	Loan ID 201301	Fixed	4.550%	10/1/2044	$74,467
137,853	Loan ID 201302	Fixed	4.250%	5/1/2045	137,767
99,220	Loan ID 201303	Fixed	3.875%	3/1/2045	96,957
232,738	Loan ID 201304	Fixed	4.125%	2/1/2046	195,305
150,934	Loan ID 201305	Fixed	4.625%	8/1/2044	153,960
119,549	Loan ID 201306	Fixed	3.875%	9/1/2045	97,092
169,629	Loan ID 201307	Fixed	4.250%	11/1/2045	148,689
63,469	Loan ID 201308	Fixed	4.625%	11/1/2045	63,484
165,506	Loan ID 201309	Fixed	4.000%	9/1/2045	137,304
190,408	Loan ID 201310	Fixed	4.750%	9/1/2045	154,159
139,554	Loan ID 201311	Fixed	4.375%	3/1/2046	134,564
172,549	Loan ID 201312	Fixed	4.250%	2/1/2046	173,422
328,151	Loan ID 201313	Fixed	4.625%	1/1/2046	324,647
114,697	Loan ID 201315	Fixed	4.375%	9/1/2045	111,922
164,789	Loan ID 201316	Fixed	4.500%	2/1/2046	123,337
169,318	Loan ID 201317	Fixed	5.250%	2/1/2046	160,293
86,890	Loan ID 201318	Fixed	4.750%	11/1/2045	72,035
175,588	Loan ID 201319	Fixed	4.375%	10/1/2045	150,849
167,751	Loan ID 201320	Fixed	4.000%	10/1/2045	164,838
99,180	Loan ID 201321	Fixed	4.000%	1/1/2046	80,886
125,798	Loan ID 201323	Fixed	4.375%	7/1/2045	125,594
138,001	Loan ID 201324	Fixed	5.250%	4/1/2046	125,839
211,518	Loan ID 201325	Fixed	4.500%	5/1/2046	183,089
180,062	Loan ID 201326	Fixed	4.625%	3/1/2046	160,173
212,593	Loan ID 201327	Fixed	4.250%	9/1/2045	212,568
194,840	Loan ID 201328	Fixed	4.250%	11/1/2045	162,292
162,833	Loan ID 201329	Fixed	4.250%	11/1/2045	120,396
274,926	Loan ID 201330	Fixed	4.375%	6/1/2046	266,831
361,868	Loan ID 201331	Fixed	4.250%	10/1/2044	357,811
355,426	Loan ID 201333	Fixed	3.875%	1/1/2046	285,823
195,946	Loan ID 201335	Fixed	4.750%	1/1/2046	199,033
193,734	Loan ID 201336	Fixed	4.750%	1/1/2046	148,712
138,305	Loan ID 201338	Fixed	4.375%	10/1/2045	138,042
424,868	Loan ID 201339	Fixed	4.625%	7/1/2045	341,843
126,652	Loan ID 201340	Fixed	4.375%	7/1/2045	80,992
147,664	Loan ID 201341	Fixed	4.050%	11/1/2045	139,816
147,325	Loan ID 201342	Fixed	4.750%	7/1/2045	150,732
89,468	Loan ID 201343	Fixed	4.250%	11/1/2045	88,455
74,703	Loan ID 201344	Fixed	5.000%	7/1/2044	77,791
138,972	Loan ID 201345	Fixed	4.125%	5/1/2045	119,569
479,306	Loan ID 201347	Fixed	5.750%	5/1/2046	494,803
464,152	Loan ID 201348	Fixed	6.500%	5/1/2046	487,359
241,498	Loan ID 201349	Fixed	5.625%	2/1/2046	249,469
248,606	Loan ID 201350	Fixed	4.000%	6/1/2045	213,656
63,691	Loan ID 201351	Fixed	4.500%	4/1/2045	48,335

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$75,336	Loan ID 201352	Fixed	4.875%	3/1/2045	$76,859
502,377	Loan ID 201353	ARM	3.875%	5/1/2046	515,137
518,435	Loan ID 201354	Fixed	3.375%	7/1/2046	490,581
136,706	Loan ID 201355	Fixed	5.250%	12/1/2045	139,721
106,146	Loan ID 201356	Fixed	4.625%	10/1/2045	104,541
153,474	Loan ID 201358	Fixed	4.875%	7/1/2045	141,783
194,401	Loan ID 201359	Fixed	4.250%	9/1/2045	193,763
284,820	Loan ID 201360	Fixed	4.375%	9/1/2044	288,123
147,947	Loan ID 201361	Fixed	5.250%	7/1/2044	153,836
118,192	Loan ID 201362	Fixed	4.375%	4/1/2036	112,119
127,664	Loan ID 201363	Fixed	4.250%	2/1/2046	105,268
114,838	Loan ID 201364	Fixed	3.875%	4/1/2046	90,903
353,244	Loan ID 201365	Fixed	4.250%	10/1/2045	341,886
280,312	Loan ID 201366	Fixed	4.500%	6/1/2046	236,877
115,641	Loan ID 201367	Fixed	4.000%	10/1/2045	111,040
48,951	Loan ID 201368	Fixed	5.125%	2/1/2045	50,638
56,591	Loan ID 201369	Fixed	5.000%	1/1/2046	57,117
186,816	Loan ID 201370	Fixed	4.250%	7/1/2046	135,699
103,148	Loan ID 201371	Fixed	4.125%	4/1/2046	97,167
268,515	Loan ID 201372	Fixed	4.625%	8/1/2046	262,598
160,300	Loan ID 201373	Fixed	5.125%	4/1/2046	164,540
624,323	Loan ID 201374	Fixed	4.500%	5/1/2040	640,928
147,986	Loan ID 201375	Fixed	4.500%	6/1/2045	133,138
276,412	Loan ID 201376	Fixed	4.375%	5/1/2046	270,715
319,731	Loan ID 201377	Fixed	3.875%	5/1/2046	334,817
69,461	Loan ID 201379	Fixed	5.000%	10/1/2045	69,335
439,152	Loan ID 201380	Fixed	4.500%	5/1/2046	389,147
324,139	Loan ID 201381	Fixed	4.875%	7/1/2045	316,518
318,164	Loan ID 201382	Fixed	4.625%	9/1/2045	282,663
138,329	Loan ID 201383	Fixed	4.125%	12/1/2045	139,015
81,091	Loan ID 201384	Fixed	4.375%	10/1/2045	82,430
143,460	Loan ID 201385	Fixed	4.625%	12/1/2045	150,633
81,818	Loan ID 201386	Fixed	5.250%	5/1/2046	85,909
68,921	Loan ID 201387	Fixed	5.250%	8/1/2029	72,367
125,019	Loan ID 201388	Fixed	5.000%	9/1/2044	131,270
455,856	Loan ID 201389	Fixed	7.125%	6/1/2046	478,648
243,830	Loan ID 201390	Fixed	5.125%	9/1/2045	243,787
409,580	Loan ID 201391	Fixed	5.125%	10/1/2045	372,613
178,481	Loan ID 201392	Fixed	3.750%	2/1/2046	125,145
435,574	Loan ID 201393	Fixed	3.750%	4/1/2056	392,828
83,125	Loan ID 201394	Fixed	6.700%	6/1/2034	83,905
87,138	Loan ID 201395	Fixed	6.300%	7/1/2044	83,093
73,673	Loan ID 201396	Fixed	5.000%	9/1/2046	70,301
272,810	Loan ID 201397	Fixed	4.125%	1/1/2046	227,968
85,348	Loan ID 201398	ARM	3.500%	10/1/2045	88,062
84,539	Loan ID 201399	Fixed	5.000%	11/1/2045	84,356
88,305	Loan ID 201400	Fixed	4.750%	7/1/2044	81,538

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$94,042	Loan ID 201401	Fixed	4.750%	10/1/2044	$96,021
153,497	Loan ID 201402	Fixed	4.750%	8/1/2044	106,250
96,758	Loan ID 201403	Fixed	4.750%	8/1/2044	67,151
139,059	Loan ID 201404	Fixed	4.750%	10/1/2044	96,224
73,321	Loan ID 201405	Fixed	5.250%	8/1/2044	76,722
56,657	Loan ID 201406	Fixed	4.250%	6/1/2046	53,628
247,546	Loan ID 201407	Fixed	4.875%	1/1/2046	221,477
170,546	Loan ID 201408	Fixed	4.125%	1/1/2046	168,442
78,035	Loan ID 201409	Fixed	4.500%	12/1/2045	76,814
231,354	Loan ID 201410	Fixed	4.625%	1/1/2046	203,205
167,518	Loan ID 201411	Fixed	4.750%	12/1/2045	171,909
145,156	Loan ID 201412	Fixed	5.750%	12/1/2045	127,167
344,677	Loan ID 201413	Fixed	4.500%	7/1/2045	272,537
76,732	Loan ID 201414	Fixed	4.250%	7/1/2044	68,271
60,775	Loan ID 201415	Fixed	8.000%	4/1/2034	63,813
57,147	Loan ID 201416	Fixed	10.000%	7/1/2033	60,005
63,916	Loan ID 201417	Fixed	6.000%	8/1/2037	67,112
50,484	Loan ID 201418	Fixed	10.000%	4/1/2033	53,008
44,163	Loan ID 201419	Fixed	10.000%	11/1/2033	46,371
58,195	Loan ID 201420	Fixed	9.000%	10/1/2031	61,104
52,197	Loan ID 201421	Fixed	11.500%	7/1/2027	54,807
58,789	Loan ID 201422	Fixed	4.625%	10/1/2046	57,107
707,937	Loan ID 201423	ARM	3.875%	6/1/2045	729,221
299,402	Loan ID 201424	Fixed	4.125%	10/1/2044	263,696
685,029	Loan ID 201425	Fixed	3.875%	4/1/2046	578,020
324,429	Loan ID 201426	Fixed	4.875%	3/1/2044	335,895
355,498	Loan ID 201427	ARM	3.375%	10/1/2044	360,573
559,281	Loan ID 201428	ARM	3.250%	4/1/2045	565,619
543,315	Loan ID 201429	ARM	3.250%	12/1/2044	549,422
361,130	Loan ID 201430	Fixed	4.500%	2/1/2044	321,289
201,504	Loan ID 201431	Fixed	4.875%	5/1/2045	168,589
287,282	Loan ID 201432	Fixed	5.000%	8/1/2046	249,608
409,294	Loan ID 201433	Fixed	4.625%	1/1/2046	409,563
101,289	Loan ID 201434	Fixed	4.375%	6/1/2046	106,334
128,793	Loan ID 201435	Fixed	3.875%	4/1/2046	125,687
93,437	Loan ID 201436	Fixed	4.375%	5/1/2045	98,109
132,164	Loan ID 201437	Fixed	4.750%	5/1/2046	114,712
726,721	Loan ID 201438	ARM	3.375%	4/1/2046	733,369
184,482	Loan ID 201439	Fixed	5.000%	12/1/2045	187,140
326,209	Loan ID 201440	Fixed	4.625%	7/1/2046	270,300
102,682	Loan ID 201441	Fixed	4.750%	10/1/2045	103,077
306,079	Loan ID 201442	Fixed	4.875%	12/1/2045	275,729
569,013	Loan ID 201443	Fixed	3.875%	8/1/2046	547,242
52,866	Loan ID 201444	Fixed	4.500%	11/1/2044	53,401
105,139	Loan ID 201445	Fixed	4.875%	1/1/2045	108,133
102,047	Loan ID 201446	Fixed	4.875%	1/1/2045	104,695

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$259,801	Loan ID 201447	Fixed	4.875%	10/1/2044	$268,426
113,919	Loan ID 201448	Fixed	4.750%	1/1/2045	115,815
96,464	Loan ID 201449	Fixed	4.000%	8/1/2044	101,287
137,411	Loan ID 201450	Fixed	3.875%	8/1/2043	134,398
230,010	Loan ID 201451	Fixed	4.250%	6/1/2045	229,941
177,834	Loan ID 201452	Fixed	4.500%	6/1/2046	174,478
191,856	Loan ID 201453	Fixed	5.250%	9/1/2046	195,092
191,856	Loan ID 201454	Fixed	5.250%	9/1/2046	195,137
190,292	Loan ID 201455	Fixed	4.500%	5/1/2046	165,777
217,672	Loan ID 201456	Fixed	4.125%	7/1/2046	182,281
137,358	Loan ID 201457	Fixed	3.875%	4/1/2046	91,137
242,859	Loan ID 201458	Fixed	3.875%	9/1/2046	184,686
235,825	Loan ID 201459	Fixed	4.375%	9/1/2044	238,541
162,187	Loan ID 201460	Fixed	4.250%	7/1/2045	162,067
279,388	Loan ID 201461	Fixed	4.125%	12/1/2044	276,845
304,725	Loan ID 201462	Fixed	4.375%	11/1/2044	272,615
487,429	Loan ID 201463	Fixed	4.750%	11/1/2044	496,649
308,868	Loan ID 201464	Fixed	4.375%	6/1/2045	264,228
104,379	Loan ID 201465	Fixed	5.125%	12/1/2044	107,760
283,515	Loan ID 201466	Fixed	4.500%	12/1/2044	286,230
47,494	Loan ID 201467	Fixed	5.250%	3/1/2044	49,627
46,596	Loan ID 201468	Fixed	5.000%	1/1/2042	48,829
142,573	Loan ID 201469	Fixed	4.375%	2/1/2045	144,138
290,103	Loan ID 201470	Fixed	4.375%	10/1/2044	293,738
231,309	Loan ID 201471	Fixed	4.500%	1/1/2045	235,642
155,380	Loan ID 201472	Fixed	4.000%	11/1/2044	161,614
315,715	Loan ID 201473	Fixed	4.500%	2/1/2045	286,888
50,420	Loan ID 201474	Fixed	6.625%	12/1/2036	50,420
97,115	Loan ID 201475	ARM	5.125%	9/1/2036	91,130
136,767	Loan ID 201476	ARM	6.000%	2/1/2037	127,479
90,403	Loan ID 201477	Fixed	6.750%	11/1/2036	73,227
110,213	Loan ID 201478	Fixed	4.625%	10/1/2045	112,716
132,415	Loan ID 201479	Fixed	4.500%	5/1/2046	133,248
164,953	Loan ID 201480	Fixed	4.250%	11/1/2045	130,313
71,512	Loan ID 201481	Fixed	4.375%	7/1/2046	46,483
139,755	Loan ID 201482	Fixed	4.625%	6/1/2045	114,809
306,052	Loan ID 201483	Fixed	4.125%	12/1/2045	217,297
78,309	Loan ID 201484	Fixed	4.500%	10/1/2046	62,647
66,196	Loan ID 201485	Fixed	5.750%	3/1/2038	69,506
42,758	Loan ID 201486	Fixed	3.875%	9/1/2028	43,610
167,965	Loan ID 201487	Fixed	4.625%	6/1/2039	173,639
224,688	Loan ID 201488	Fixed	4.250%	1/1/2041	181,069
95,066	Loan ID 201489	Fixed	4.750%	3/1/2046	71,299
110,168	Loan ID 201490	Fixed	4.750%	9/1/2045	86,206

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
Vertical Capital Income Fund

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 97.6%
$232,663	Loan ID 201491	Fixed	4.250%	2/1/2046	$181,756
391,100	Loan ID 201492	Fixed	4.625%	1/1/2047	289,414
188,407,326	TOTAL MORTGAGE NOTES (Cost - $150,613,324)*				171,496,339

	OTHER INVESTMENTS* (Cost - $165,548)(a) - 0.1%				169,160

	TOTAL INVESTMENTS (Cost - $150,778,872)(a) - 97.7%				$171,665,499
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%				4,098,968
	NET ASSETS - 100.0%				$175,764,467

ARM - Adjustable Rate Mortgage

*	Illiquid Securities

**	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.

Unrealized appreciation:	$23,450,422
Unrealized depreciation:	(2,563,795)
Net unrealized appreciation:	$20,886,627

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Assets and Liabilities (Unaudited)
March 31, 2017

Assets:
Investments at Value (identified cost $150,778,872)	$171,665,499
Cash	13,007,245
Interest Receivable	2,263,885
Receivable for Securities Sold and Principal Paydowns	3,350,834
Receivable for Fund Shares Sold	213,304
Deferred Financing Fees, Net	52,322
Prepaid Expenses and Other Assets	511,243
Total Assets	191,064,332

Liabilities:
Line of Credit	15,000,000
Payable for Securities Purchased	85,017
Accrued Advisory Fees	28,192
Related Party Payable	18,205
Accrued Expenses and Other Liabilities	168,451
Total Liabilities	15,299,865

Net Assets	$175,764,467

Composition of Net Assets:
At March 31, 2017, Net Assets consisted of:
Paid-in-Beneficial Interest	$154,168,082
Accumulated Net Investment Income	154,874
Accumulated Net Realized Gain From Investments	554,884
Net Unrealized Appreciation on Investments	20,886,627
Net Assets	$175,764,467

Net Asset Value Per Share
Net Assets	$175,764,467
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	14,028,415
Net Asset Value and Repurchase Price per Share	$12.53
Offering Price per Share (Maximum sales charge of 4.50%)	$13.12

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2017

Investment Income:
Interest Income	$4,581,803
Total Investment Income	4,581,803

Expenses:
Investment Advisory Fees	1,089,025
Security Servicing Fees	309,096
Interest Expense	124,583
Transfer Agent Fees	109,151
Security Pricing Expense	85,816
Insurance Expense	82,109
Extraordinary Expenses	81,938
Administration Fees	80,260
Audit Fees	67,002
Legal Fees	53,528
Custody Fees	52,356
Trustees’ Fees	51,698
Printing Expense	49,941
Non 12b-1 Shareholder Expense	43,375
Fund Accounting Fees	25,045
Line of Credit Fees	24,909
Shareholder Servicing Fees	19,223
Registration and Filing Fees	17,934
Chief Compliance Officer Fees	13,928
Miscellaneous Expenses	964
Total Expenses	2,381,881
Less: Expenses Waived by Adviser	(529,659)
Net Expenses	1,852,222
Net Investment Income	2,729,581

Net Realized and Unrealized Gain on Investments and Shareholder Reprocessing:
Net Realized Gain on Investments	554,353
Net Change in Unrealized Appreciation on Investments	1,531,081
Net Realized and Unrealized Gain on Investments and Shareholder Reprocessing	2,085,434

Net Increase in Net Assets Resulting From Operations	$4,815,015

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statements of Changes in Net Assets

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2017	September 30, 2016
	(Unaudited)
Operations:
Net Investment Income	$2,729,581	$5,021,161
Net Realized Gain on Investments	554,353	1,558,992
Net Change in Unrealized Appreciation on Investments	1,531,081	17,268,989
Net Increase in Net Assets Resulting From Operations	4,815,015	23,849,142

Distributions to Shareholders From:
Net Investment Income ($0.19 and $0.38 per share, respectively)	(2,600,266)	(5,278,242)
Net Realized Gains ($0.10 and $0.35 per share, respectively)	(1,392,065)	(4,894,463)
Total Distributions to Shareholders	(3,992,331)	(10,172,705)

Beneficial Interest Transactions:
Proceeds from Shares Issued	8,832,502	36,900,456
Distributions Reinvested	1,924,401	5,848,424
Cost of Shares Redeemed	(17,823,437)	(34,799,498)
Total Beneficial Interest Transactions	(7,066,534)	7,949,382

Total Increase (Decrease) in Net Assets	(6,243,850)	21,625,819

Net Assets:
Beginning of Period	182,008,317	160,382,498
End of Period (including accumulated net investment income of $154,874 and $25,559, respectively)	$175,764,467	$182,008,317

Share Activity
Shares Issued	774,482	3,120,942
Shares Reinvested	155,741	483,421
Shares Redeemed	(1,483,010)	(2,937,959)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(552,787)	666,404

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Statement of Cash Flows
For the Six Months Ended March 31, 2017

Increase (Decrease) in Cash
Cash Flows Provided by (Used for) Operating Activities:
Net Increase in Net Assets Resulting from Operations	$4,815,015

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used for Operating Activities:

Purchases of Long-Term Portfolio Investments	(20,658,593)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	21,802,498
Increase in Interest Receivable	(239,789)
Increase in Receivable for Securities Sold and Principal Paydowns	(2,647,559)
Increase in Receivable for Fund Shares Sold	(104,354)
Decrease in Prepaid Expenses and Other Assets	318,088
Increase in Accrued Advisory Fees	133,772
Increase in Accrued Expenses and Other Liabilities	22,463
Increase in Payable for Securities Purchased	85,017
Decrease in Related Party Payable	(8,029)
Amortization of Deferred Financing Fees	24,909
Net Amortization on Investments	(605,772)
Net Realized Gain on Investments	(554,353)
Change in Unrealized Appreciation on Investments	(1,531,081)

Net Cash Provided by Operating Activities	852,232

Cash Flows Provided by/Used for Financing Activities:
Proceeds from Sale of Shares	8,832,502
Redemption of Shares, Net of Repayments	(17,947,015)
Dividends Paid to Shareholders, Net of Reinvestments	(2,067,930)
Proceeds from Line of Credit	15,000,000
Net Cash Provided by Financing Activities	3,817,557

Net Increase in Cash	4,669,789
Cash at Beginning of Period	8,337,456
Cash at End of Period	$13,007,245

Supplemental Disclosure of Cash Flow Information:
Non-Cash Financing Activities Included Reinvestment of Distributions During the Fiscal Period of $1,924,401
Non-Cash Financing Activities Included Cost of Shares Redeemed of $74,020

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year		Year		Year		Year	Period
	Ended		Ended		Ended		Ended		Ended	Ended
	March 31, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013	September 30, 2012**
	(Unaudited)

Net Asset Value, Beginning of Period	$12.49		$11.53		$11.04		$10.87		$10.58	$10.00

From Operations:
Net investment income (a)	0.19		0.36		0.41		0.51		0.50	0.33
Net gain from investments (both realized and unrealized)	0.13		1.33		0.56		0.27		0.28	0.44
Total from operations	0.32		1.69		0.97		0.78		0.78	0.77

Distributions to shareholders from:
Net investment income	(0.18)		(0.38)		(0.44)		(0.56)		(0.42)	(0.19)
Net realized gains	(0.10)		(0.35)		(0.04)		(0.05)		(0.07)	—
Total distributions	(0.28)		(0.73)		(0.48)		(0.61)		(0.49)	(0.19)

Net Asset Value, End of Period	$12.53		$12.49		$11.53		$11.04		$10.87	$10.58

Total Return (b)	2.62	% (d)	15.10%		8.86%		7.29%		7.42%	7.70	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$175,766		$182,008		$160,382		$108,610		$39,987	$11,756
Ratio of gross expenses to average net assets	2.85	% (c)(e)(f)	2.95	% (e)(f)	2.67	% (e)(f)	2.32	% (e)	3.20%	9.42	% (c)
Ratio of net expenses to average net assets	2.11	% (c)(e)(f)	2.26	% (e)(f)	2.33	% (e)(f)	1.91	% (e)	1.85%	1.85	% (c)
Ratio of net investment income to average net assets	3.29	% (c)(e)(f)	2.98	% (e)(f)	3.54	% (e)(f)	4.68	% (e)	4.61%	4.21	% (c)
Portfolio turnover rate	12.51	% (d)	13.72%		2.58%		8.37%		11.68%	1.50	% (d)

**	The Fund commenced operations on December 30, 2011.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes the effect of sales charges. Had the Adviser not waived expenses, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

(e)	Ratio includes 0.17%, 0.20%, 0.27% and 0.06% for the six months ended March 31, 2017 and years ended September 30, 2016, September 30, 2015 and September 30, 2014, respectively, that attributed to interest expenses and fees.

(f)	Ratio includes 0.09%, 0.21% and 0.21% for the six months ended March 31, 2017 and the years ended September 30, 2016 and the year ended September 30, 2015, respectively, that attributed to extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)
March 31, 2017

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek income. The Fund commenced operations on December 30, 2011. The Fund currently offers shares at net asset value plus a maximum sales charge of 4.50%. Oakline Advisors, LLC, serves as the Fund’s investment adviser.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. The following is a summary of significant accounting policies and reporting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

Mortgage Notes – On October 13, 2015 the Fund began using an independent third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a daily basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and daily market adjustments produced a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2017

costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent outputs are reviewed and maintained on a daily basis. Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing. Financial markets are monitored daily relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2017

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$171,496,339	$171,496,339
Other Investments	—	—	169,160	$169,160
Total	$—	$—	$171,665,499	$171,665,499

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$169,713,431	$404,767	$170,118,198
Net realized gain (loss)	558,440	(4,087)	554,353
Change in unrealized appreciation (depreciation)	1,568,643	(37,562)	1,531,081
Cost of purchases	20,658,593	—	20,658,593
Proceeds from sales and principal paydown	(21,608,540)	(193,958)	(21,802,498)
Amortization	605,772	—	605,772
Net Transfers within level 3	—	—	—
Ending balance	$171,496,339	$169,160	$171,665,499

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2017 is $16,906,632.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2017. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

					Weighted
				Range of	Average of
			Unobservable	Unobservable	Unobservable
	Value	Valuation Technique	Inputs	Inputs	Inputs
Mortgage Notes	$171,496,339	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0-47.8%	10.3%
			Delinquency	0-455 days	10 days
			Loan-to-Value	3-298%	88.1%
Other Investments	169,160	Market comparable	Sales prices	$166 sq/ft	$166 sq/ft
Closing Balance	$171,665,499

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2017

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Interest Income on Non-Accrual Loans – The Fund discontinues the accrual of interest on loans when, in the opinion of management, there is an assessment that the borrower will likely be unable to meet all contractual payments as they become due.

Credit Facility – On February 5, 2013, the Fund entered into a revolving line of credit agreement with Sunwest Bank for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement was the lesser of $15 million or 33% of the eligible portion of the Fund’s loans. On February 5, 2016, the original maturity date, the agreement was amended to extend the maturity date to May 5, 2016 and waive any event of default. The Fund entered into the Amended and Restated Credit Agreement (“Amended Agreement”) on June 29, 2016. Borrowings under the Amended Agreement continue to bear interest at a rate equal to the Wall Street Journal Prime, with a floor rate of 3.50%, per annum, on the outstanding principal balance and the maximum amount of borrowing allowed continues to be the lesser of $15 million or 33% of the eligible portion of the Fund’s loans. The Amended Agreement matures on January 5, 2018. The Fund incurred deferred financing fees of $185,364 as a result of the Amended Agreement. Accumulated amortization of deferred financing fees was $133,042 as of March 31, 2017. During the six months ended March 31, 2017, the Fund utilized the line of credit. The average amount of borrowing outstanding for the period was $6,000,000 and the total interest expense was $124,583. The outstanding balance under the line of credit was $15,000,000 at March 31, 2017. There was no outstanding balance at May 26, 2017.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2014 - 2016 tax returns or expected to be taken in the Fund’s 2017 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains not previously distributed, if any, annually. The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2017

(i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

Notes secured by a mortgage or deed of trust held by the Fund (“Restricted Securities”), while exempt from registration under the Securities Act of 1933 (the “1933 Act”), are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in Restricted Securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund has no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

Advisory Fees – Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs certain of the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended March 31, 2017 the Advisor earned advisory fees of $1,089,025.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until January 31, 2018, so that the total annual operating expenses of the Fund do not exceed 1.85% of the average daily net assets of the Fund. The Fund incurred extraordinary expenses totaling $81,938 during the six months ended March 31, 2017. These extraordinary expenses are not subject to the operating expense limitation. Waivers and expense reimbursements may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the six months ended March 31, 2017, the Advisor waived advisory fees of $529,659. Expenses subject to recapture by the Advisor amounted to $178,366 that will expire on September 30, 2018, $1,063,215 that will expire on September 30, 2019.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Fund has adopted, on behalf of the Fund, a Shareholder Servicing Plan to pay for certain shareholder services. Under the Plan, the Fund will pay 0.03% per year of its average daily net assets for such shareholder service activities. The Fund does not pay shareholder servicing fees to the Distributor. For the six months ended March 31, 2017, the Fund incurred shareholder servicing fees of $19,223.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2017

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Security Servicing Agent – The Fund pays Statebridge Company, LLC (“Statebridge”), an unaffiliated third party, a fee for the collections from and maintenance of its securities by providing services such as contacting delinquent borrowers and managing the foreclosure process or other recovery processes for the Fund in the event of a borrower’s default.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or advisor a quarterly fee of $5,000, as well as reimbursement for any reasonable expenses incurred attending meetings. Additionally, beginning November 11, 2016, each unaffiliated Trustee will receive $2,500 per meeting and the lead unaffiliated Trustee will receive an additional $10,000 per year. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2017 amounted to $20,658,593 and $21,608,540 respectively.

6.	REPURCHASE OFFERS

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2017

During the six months ended March 31, 2017, the Fund completed two quarterly repurchase offers. In those offers, the Fund offered to repurchase up to 5% (and an additional 2% at the Fund’s discretion) of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement Date	09/12/16	12/13/2016
Repurchase Request Deadline	10/17/16	1/20/2017
Repurchase Pricing Date	10/17/16	1/20/2017
Net Asset Value as of Repurchase Pricing Date	$12.50	$12.37
Amount Repurchased	$9,257,348	$9,000,244
Percentage of Outstanding Share Repurchased	5.00%	5.00%

The following repurchase offer occurred subsequent to the reporting period:

Offer
03/21/17
04/25/17
04/25/17

$12.65
$8,908,794

5.00%

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2016 and September 30, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2016	September 30, 2015
Ordinary Income	$5,780,415	$5,734,414
Long-Term Capital Gain	4,392,290	243,791
	$10,172,705	$5,978,205

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$558,522	$893,855	$—	$—	$(34,222)	$19,355,546	$20,773,701

The amount listed under other book/tax differences for the Fund is primarily attributable to tax adjustments for defaulted notes.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and tax adjustments for defaulted notes, resulted in reclassification for the year ended September 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$282,640	$(282,640)

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)(Continued)
March 31, 2017

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that other than those disclosed in these financial statements, there were no other subsequent events to report through the issuance of these financial statements.

Supplemental Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT*

The Investment Advisory Agreement (“New Agreement”) was approved by a majority of the Board, including the Independent Trustees, at an in-person meeting held on June 29, 2015. The Board reviewed the materials provided by the Advisor: Oakline Advisors, LLC (formerly known as Behringer Advisors, LLC) in advance of the meeting. The Trustees were assisted by independent legal counsel throughout the New Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the Advisor’s history and portfolio management experience. They noted that the Advisor and its affiliates currently serves a variety of retail, registered investment advisers and institutional investor clients, managing approximately $787 million in assets across its non-listed real estate investment trust (“REIT”), closed end funds and DST/Net Lease platform (a real estate related investment vehicle). The Trustees reviewed the background and experience of the Advisor’s team proposed to advise and service the Fund. They noted that although the Advisor had not provided advisory services to a registered investment company directly, they considered the varied and extensive experience of the portfolio management and compliance teams, and the Advisor’s ability to leverage the experience and expertise of its affiliates to the benefit of the Fund and shareholders. The Trustees discussed the investment advisory and related services to be provided to the Fund noting that the Advisor would oversee the day-to-day operations of the Fund, provide a variety of investment advisory services including execution and management of the Fund’s investment portfolio, and provide oversight and compliance. They considered that although the Advisor does not have experience in the residential mortgage markets, it does have previous experience with REIT and real-estate related investments. The Trustees noted positively the significant support the Advisor has in the Advisor-affiliated entities which further strengthen the services available to the Fund and shareholders. The Trustees discussed the Advisor’s proposal for the ongoing management and implementation of strategy changes for the Fund over time, and agreed that it had given thoughtful consideration to the development of a strategic and promising plan for the Fund. After further discussion, the Trustees concluded that the Advisor has the potential to provide advisory services to the Fund in line with the Board’s expectations.

Performance. The Trustees reviewed the performance of a variety of accounts currently managed by the Advisor. They noted that the Advisor does not currently manage a fund with a strategy substantially similar to that of the Fund, so the performance information provided was merely illustrative of the Advisor’s general capabilities. They also reviewed the performance of multiple REITs managed by the Advisor noting the positive returns in each period shown. The Trustees considered that while the Advisor does not have experience in the residential mortgage market, its experience and successful track record in the commercial real-estate and REIT markets suggest it has the capacity to provide positive returns for shareholders.

Fees and Expenses. The Trustees noted that the Advisor proposed to charge an advisory fee of 1.25%, equal to that currently paid by the Fund. They considered that the proposed fee was higher than the Morningstar category of real estate related funds average but within the range of fees of the peer group. The Trustees noted that Morningstar does not have a closed-end interval fund category and, therefore, the Morningstar comparison, while informative is not directly on point as to the relative reasonableness of the proposed fee. The Trustees further considered that the Advisor would maintain a contractual fee waiver until January 31, 2017 limiting the Fund’s total expense ratio to 1.85%. After further discussion, the Trustees concluded that the proposed advisory fee was reasonable.

Profitability . The Trustees reviewed a profitability analysis provided by the Advisor, and discussed the Advisor’s estimated profitability in connection with its relationship with the Fund. They noted that the Advisor anticipates realizing a net profit during the initial term of the New Agreement but agreed that the amount of profit was not excessive in terms of actual dollars or as a percentage of revenue. The Trustees further noted that the Advisor had agreed, if shareholders approve the New Agreement, to pay a portion of an existing shortfall in the Fund’s mortgage loan servicing account. They considered that the Advisor’s profitability analysis did not take this expense into account, and if it had, the Advisor would realize a net loss in connection with its relationship with the Fund for the first year. After further discussion, the Trustees concluded the Advisor’s estimated profitability was reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees noted the absence of breakpoints in the Advisor’s fee proposal. They considered the Advisor’s representation that the Fund could benefit from economies as certain expenses of the Fund will be leveraged across the Advisor’s shared services platform and firm resources. After further discussion, the Trustees agreed that the matter of economies of scale would be revisited in connection with the renewal of the New Agreement as the Advisor’s costs are more clearly identified and prospects for Fund growth are better understood.

Conclusion . Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the New Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the New Agreement is in the best interests of the shareholders of Vertical Capital Income Fund.

PROXY VOTE

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Friday, October 30, 2015, shareholders of record as of the close of business on September 4, 2015 voted to approve the following proposal:

Proposal 1: To Elect a new Trustee

Shares Voted	Shares Voted Against
In Favor	or Abstentions
12,293,980	878,966

At a Special Meeting of Shareholders of the Fund, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Monday, November 16, 2015, shareholders of record as of the close of business on September 4, 2015 voted to approve the following proposal:

Proposal: To approve a new investment Advisory Agreement between the Fund and Behringer Advisors, LLC.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
6,909,137	255,810

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF

Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser
Oakline Advisors, LLC
14675 Dallas Parkway, Suite 600
Dallas, Texas 75254

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, President

Date 5/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, President

Date 5/30/17

By (Signature and Title)

* /s/ S. Jason Hall

S. Jason Hall Treasurer

Date 5/30/17

* Print the name and title of each signing officer under his or her signature.